OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                        Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period: August 1, 2009 through July 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Ibbotson Asset
Allocation Series
--------------------------------------------------------------------------------
Annual Report | July 31, 2010
--------------------------------------------------------------------------------

Ticker Symbols:

         Conservative    Moderate      Growth     Aggressive
          Allocation    Allocation   Allocation   Allocation
Class        Fund          Fund         Fund         Fund
------- -------------- ------------ ------------ -----------
 A           PIAVX         PIALX        GRAAX       PIAAX
 B           PIBVX         PIBLX        GRABX       IALBX
 C           PICVX         PIDCX        GRACX       IALCX
 Y           IBBCX         IMOYX        IBGYX       IBAYX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Fund Reviews                                                                  7

Comparing Ongoing Fund Expenses                                               9

Prices and Distributions                                                     17

Portfolio Summary & Performance Update                                       19

Schedule of Investments                                                      39

Financial Statements                                                         47

Notes to Financial Statements                                                69

Report of Independent Registered Public Accounting Firm                      76

Trustees, Officers and Service Providers                                     77


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover over the past year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high; consumer demand and loan growth are weak; and housing has not returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover over the past year, as the Dow Jones Industrial Average climbed back from the depressed levels we saw in early 2009. Many bond investors have similarly seen a strong rebound, with a broad-based recovery occurring across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes during most of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     3

Portfolio Management Discussion | 7/31/10

In the following interview, portfolio manager Dr. Peng Chen, CFA, President, Ibbotson Associates Advisors, LLC, discusses the market environment and investment strategies and how they affected the funds in the Pioneer Ibbotson Asset Allocation Series for the 12 months ended July 31, 2010.

Q Could you characterize the economic and market backdrop during the 12 months ended July 31, 2010?

A As we entered August of 2009, the rally in riskier assets that had begun earlier in the year remained in place. Investor sentiment was supported by the unprecedented efforts of global governments to end the financial crisis and the conviction that the worst-case economic scenarios had been averted. In addition to a more stable financial backdrop, we attributed a large portion of the gains to the market's favorable response to "less bad" news, rather than a return to pre-crisis economic conditions.

   The trend toward improving economic data continued through the first quarter of 2010. By the end of the quarter, on March 31, 2010, there was speculation that the National Bureau of Economic Research was only a good data point away from declaring the end of the recession that had begun in December of 2007. In keeping with that backdrop, the U.S. government took its first steps towards the withdrawal of the massive economic stimulus employed throughout 2009.

   A series of negative data readings over the second quarter of 2010, however, changed market sentiment rather dramatically, with many economists declaring that the various stimulus programs had failed to jumpstart the private sector. Concerns over the health of the global economic recovery and continued sovereign debt issues in the so-called P.I.I.G.S nations (Portugal, Italy, Ireland, Greece, and Spain) triggered a sharp rise in investor risk aversion and a flight into Treasuries. The result was a plunge in global equities over the second quarter of 2010 and a rally in U.S. Treasuries that drove 10-year Treasury yields below 3%.

   July of 2010 saw the funds' fiscal year close (on July 31, 2010) with a significant rebound in equities. That was somewhat surprising in view of the Federal Reserve Board's (the Fed's) negative revisions for 2010 economic growth and unemployment, a disappointing gross domestic product
   (GDP) growth figure for the second quarter of 2010 and further downgrades of European sovereign debt. Markets were encouraged by the results of European bank "stress tests" and a strong start to the earnings reporting season for the second quarter.


4     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

   For the full 12 months ended July 31, 2010, the U.S. equity market was up 13.84%, as measured by the Standard & Poor's 500 Index (the S&P 500). Within the U.S. market, while all styles and market capitalizations provided strong positive returns, small-cap stocks outperformed large-cap and value outperformed growth for the year. The Barclays Capital Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 8.91% for the 12 months ended July 31, 2010.

Q What were the strategic considerations that you applied to the four Pioneer funds in allocating assets over the 12 months ended July 31, 2010, and how did they affect the funds' performance?

A For each fund, assets were invested in keeping with their broad asset allocation and specific mutual fund targets. We entered the 12-month period with a neutral breakdown between equity and fixed-income assets in each of the portfolios. Toward the end of March 2010, we implemented an overweighting of bonds and a corresponding underweighting of equities in each of the funds, as we believed equity valuations had become stretched relative to the prevailing economic headwinds. That strategy added to the relative performance of the funds when equities plunged in the second quarter and high-quality bonds provided positive returns.

   In addition to adjusting the proportion of stock to bond holdings in the funds, we also make tactical shifts within the equity portions of the funds from time to time. In that vein, we maintained neutral target weightings in the non-U.S. equity market investment alternatives, both developed and emerging. Within the U.S. portion of the stock portfolios, however, for much of the 12-month period we maintained an overweighting of U.S. large-cap stocks and a corresponding underweighting of U.S. small-cap stocks. We believed large-cap stocks had the potential to be more resilient in the face of short-term market volatility given their globally diversified businesses and more stable cash flows, earnings, and financing sources. However, the tilt constrained the relative performance of the funds, as large-cap companies were caught in the global downdraft of the second quarter and small-cap stocks outperformed.

Q What factors are you watching most closely as you determine strategy for the funds going forward?

A Given the growing fear of a "double-dip" recession, or at least the prospect of a very slow recovery, inflation expectations have shifted down. We believe the growing global push on the part of governments for fiscal austerity is more likely to result in deflation, rather than inflation. In the U.S., the prospect is for cuts in government spending and increases in taxes. In addition, the anemic state of the job market should keep both wage growth and inflation low in the short term. Given the Fed's dual mandate of maintaining


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     5
   employment and anchoring inflation, we expect that it will be a considerable period before Chairman Bernanke feels compelled to raise interest rates. We therefore expect very low interest rates from the Fed for at least another year.

   The decline in most equity markets during the second quarter has helped partially to mitigate our concerns over equity overvaluations. Given the extremely low yields currently available from bonds, we believe it is unlikely that bonds will outperform stocks over the next several years. As a result, we will be evaluating opportunities to increase the stock weightings in the funds.

   We will continue to monitor closely the economic backdrop as we manage the funds within their strategic asset allocation guidelines.

Please refer to the Schedule of Investments on pages 39-46 for a full listing of fund securities.

A fund's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 8 for information on specific weightings and performance for each of the four funds in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of the opinion of the fund's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


6     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Fund Reviews | 7/31/10

Pioneer Ibbotson Conservative Allocation Fund
The Fund's Class A shares had a total return of 11.88% at net asset value for the 12 months ended July 31, 2010, while the Fund's benchmarks, the S&P 500 and the Barclays Capital Aggregate Bond Index, returned 13.84% and 8.91%, respectively. Over the same period, the average return of the 454 mutual funds in Lipper's Mixed-Asset Target Allocation/Conservative Funds category was 11.54%.

The Fund targeted an asset allocation of 30% equities and 70% fixed income during the period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 5.32% of assets on July 31, 2010. Pioneer Global Equity Fund was the next largest equity holding, at 4.14% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 25.06% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 24.95%.

Pioneer Ibbotson Moderate Allocation Fund
The Fund's Class A shares had a total return of 13.26% at net asset value for the 12 months ended July 31, 2010, while the Fund's benchmarks, the S&P 500 and the Barclays Capital Aggregate Bond Index, returned 13.84% and 8.91%, respectively. Over the same period, the average return of the 502 mutual funds in Lipper's Mixed-Asset Target Allocation/Moderate Funds category was 11.87%.

The Fund targeted an asset allocation of 60% equities, 40% fixed income during the period. Within the equity portion of the Fund, Pioneer Fund was the largest holding, at 8.33% of assets on July 31, 2010. Pioneer International Value Fund was the next largest equity holding, at 7.16% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 17.20% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 14.24%.

Pioneer Ibbotson Growth Allocation Fund
The Fund's Class A shares had a total return of 13.90% at net asset value for the 12 months ended July 31, 2010, while the Fund's benchmarks, the S&P 500 and the Barclays Capital Aggregate Bond Index, returned 13.84% and 8.91%, respectively. Over the same period, the average return of the 578 mutual funds in Lipper's Mixed-Asset Target Allocation/Growth Fund category was 12.01%.

The Fund targeted an asset allocation of 75% equities, 25% fixed income during the period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 8.31% of assets on July 31, 2010. Pioneer


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     7

Fund was the next largest equity holding, at 8.02% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 14.00% of assets, followed by a shorter-term fund, Pioneer Short Term Income Fund, at 7.05%.

Pioneer Ibbotson Aggressive Allocation Fund
The Fund's Class A shares had a total return of 14.16% at net asset value over the 12 months ended July 31, 2010, while the Fund's benchmarks, the S&P 500 and the Barclays Capital Aggregate Bond Index, returned 13.84% and 8.91%, respectively. Over the same period, the average return of the 863 mutual funds in Lipper's Multi-Cap Core Funds category was 13.92%.

The Fund targeted an asset allocation of 90% equities, 10% fixed income during the period. Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 12.07% of assets on July 31, 2010. On the domestic side, Pioneer Mid Cap Value Fund, at 8.86% of assets and Pioneer Fund, at 8.21% of assets, were the largest holdings. The bulk of the fixed-income portion of the Fund was invested in an intermediate-term bond fund, Pioneer Bond Fund, at 9.77% of assets.



Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of the opinion of the fund's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


8     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/10
------------------------------------------------------------------------------------------
 Ending Account Value        $1,036.60        $1,033.10        $1,034.22        $1,039.29
 (after expenses)
 on 7/31/10
------------------------------------------------------------------------------------------
 Expenses Paid               $    7.32        $   11.85        $   11.40        $    6.57
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.45%, 2.35%, 2.26% and 1.30% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     9

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/10
------------------------------------------------------------------------------------------
 Ending Account Value        $1,017.60        $1,013.14        $1,013.59        $1,018.35
 (after expenses)
 on 7/31/10
------------------------------------------------------------------------------------------
 Expenses Paid               $    7.25        $   11.73        $   11.28        $    6.51
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.45%, 2.35%, 2.26% and 1.30% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


10     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/10
------------------------------------------------------------------------------------------
 Ending Account Value        $1,041.95        $1,038.15        $1,038.81        $1,044.73
 (after expenses)
 on 7/31/10
------------------------------------------------------------------------------------------
 Expenses Paid               $    7.65        $   11.62        $   11.22        $    5.63
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.30%, 2.22% and 1.11% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/2010
------------------------------------------------------------------------------------------
 Ending Account Value        $1,017.31        $1,013.39        $1,013.79        $1,019.29
 (after expenses)
 on 7/31/2010
------------------------------------------------------------------------------------------
 Expenses Paid               $    7.55        $   11.48        $   11.08        $    5.56
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.51%, 2.30%, 2.22% and 1.11% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


12     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/10
------------------------------------------------------------------------------------------
 Ending Account Value        $1,046.11        $1,043.48        $1,042.79        $1,047.94
 (after expenses)
 on 7/31/10
------------------------------------------------------------------------------------------
 Expenses Paid               $    8.27        $   12.21        $   11.90        $    4.32
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.63%, 2.41%, 2.35% and 0.85% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/10
------------------------------------------------------------------------------------------
 Ending Account Value        $1,016.71        $1,012.84        $1,013.14        $1,020.58
 (after expenses)
 on 7/31/10
------------------------------------------------------------------------------------------
 Expenses Paid               $    8.15        $   12.03        $   11.73        $    4.26
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.63%, 2.41%, 2.35% and 0.85% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


14     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/10
------------------------------------------------------------------------------------------
 Ending Account Value        $1,049.36        $1,044.27        $1,046.09        $1,051.04
 (after expenses)
 on 7/31/10
------------------------------------------------------------------------------------------
 Expenses Paid               $    8.84        $   12.82        $   12.53        $    6.66
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.74%, 2.53%, 2.47% and 1.31% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2010 through July 31, 2010.

------------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
------------------------------------------------------------------------------------------
 Beginning Account           $1,000.00        $1,000.00        $1,000.00        $1,000.00
 Value on 2/1/10
------------------------------------------------------------------------------------------
 Ending Account Value        $1,016.17        $1,012.25        $1,012.55        $1,018.30
 (after expenses)
 on 7/31/10
------------------------------------------------------------------------------------------
 Expenses Paid               $    8.70        $   12.62        $   12.33        $    6.56
 During Period*
------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.74%, 2.53%, 2.47% and 1.31% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.


16     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Prices and Distributions | 7/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
      Class                           7/31/10                            7/31/09
--------------------------------------------------------------------------------
        A                             $10.19                              $9.40
--------------------------------------------------------------------------------
        B                             $ 9.99                              $9.24
--------------------------------------------------------------------------------
        C                             $ 9.96                              $9.21
--------------------------------------------------------------------------------
        Y                             $ 9.79                              $9.02
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
      Class                           7/31/10                           7/31/09
--------------------------------------------------------------------------------
        A                             $9.68                             $8.79
--------------------------------------------------------------------------------
        B                             $9.25                             $8.41
--------------------------------------------------------------------------------
        C                             $9.10                             $8.29
--------------------------------------------------------------------------------
        Y                             $9.80                             $8.89
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
      Class                           7/31/10                           7/31/09
--------------------------------------------------------------------------------
        A                             $ 9.77                            $8.74
--------------------------------------------------------------------------------
        B                             $ 8.64                            $7.75
--------------------------------------------------------------------------------
        C                             $ 9.26                            $8.30
--------------------------------------------------------------------------------
        Y                             $10.07                            $9.00
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
      Class                          7/31/10                            7/31/09
--------------------------------------------------------------------------------
        A                             $9.56                              $8.45
--------------------------------------------------------------------------------
        B                             $8.96                              $7.93
--------------------------------------------------------------------------------
        C                             $9.08                              $8.04
--------------------------------------------------------------------------------
        Y                             $9.67                              $8.55
--------------------------------------------------------------------------------


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     17

Distributions per Share: 8/1/09-7/31/10
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class            Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
        A             $0.3168               $--               $--
--------------------------------------------------------------------------------
        B             $0.2413               $--               $--
--------------------------------------------------------------------------------
        C             $0.2483               $--               $--
--------------------------------------------------------------------------------
        Y             $0.2926               $--               $--
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
        A             $0.2712               $--               $--
--------------------------------------------------------------------------------
        B             $0.1999               $--               $--
--------------------------------------------------------------------------------
        C             $0.2180               $--               $--
--------------------------------------------------------------------------------
        Y             $0.3067               $--               $--
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
        A             $0.1829               $--               $--
--------------------------------------------------------------------------------
        B             $0.1190               $--               $--
--------------------------------------------------------------------------------
        C             $0.1247               $--               $--
--------------------------------------------------------------------------------
        Y             $0.2169               $--               $--
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
      Class           Income           Capital Gains     Capital Gains
--------------------------------------------------------------------------------
        A             $0.0865               $--               $--
--------------------------------------------------------------------------------
        B             $0.0185               $--               $--
--------------------------------------------------------------------------------
        C             $0.0256               $--               $--
--------------------------------------------------------------------------------
        Y             $0.1190               $--               $--
--------------------------------------------------------------------------------


18     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Portfolio Summary | 7/31/10
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Fixed Income                              70%
Equity                                    30%

Short Term Bonds                          27.00%
------------------------------------------------
Domestic Corporate Bonds                  17.00
------------------------------------------------
Cash & Cash Equivalent                    13.00
------------------------------------------------
High-Yield Corporate Bonds                13.00
------------------------------------------------
Large Cap Growth                           9.00
------------------------------------------------
Large Cap Value                            9.00
------------------------------------------------
International Equities                     8.00
------------------------------------------------
Mid/Small Cap Growth                       2.00
------------------------------------------------
Mid/Small Cap Value                        2.00
------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

---------------------------------------------------------------------------------------------
U.S. Stocks                                       International Stocks
---------------------------------------------------------------------------------------------
Pioneer Fund                               5.32%  Pioneer Global Equity Fund            4.14%
---------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund             3.21   Pioneer International Value Fund      3.47
---------------------------------------------------------------------------------------------
Pioneer Research Fund                      3.19   Pioneer Emerging Markets Fund         1.08
---------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund            2.13   Bonds
---------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                  2.12   Pioneer Bond Fund                    25.06%
---------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund            2.10   Pioneer Short Term Income Fund       24.95
---------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Fund            1.10   Pioneer Strategic Income Fund         7.34
---------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                 1.06   Pioneer Global High Yield Fund        6.33
---------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund          1.06   Pioneer High Yield Fund               3.18
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                 1.06   Pioneer Floating Rate Fund            1.04
---------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund         1.06
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund    0.00
---------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     19

Performance Update | 7/31/10                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)                                3.59%               2.42%
5 Years                                  3.16                1.94
1 Year                                  11.88                5.38
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.84%               1.53%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate          Standard & Poor's
               Allocation Fund        Bond Index             500 Index
5/05                 9,425               10,000               10,000
7/05                 9,599                9,963               10,387
7/06                 9,919               10,108               10,945
7/07                10,800               10,672               12,710
7/08                10,490               11,329               11,300
7/09                10,024               12,217                9,046
7/10                11,215               13,306               10,298

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


20     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)                                2.68%               2.68%
5 Years                                  2.23                2.23
1 Year                                  10.80                6.80
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.65%               2.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate          Standard & Poor's
               Allocation Fund        Bond Index             500 Index
5/05                10,000               10,000               10,000
7/05                10,178                9,963               10,387
7/06                10,409               10,108               10,945
7/07                11,250               10,672               12,710
7/08                10,832               11,329               11,300
7/09                10,257               12,217                9,046
7/10                11,364               13,306               10,298

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     21

Performance Update | 7/31/10                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)                                2.65%                2.65%
5 Years                                  2.24                 2.24
1 Year                                  10.91                10.91
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.55%                2.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate          Standard & Poor's
               Allocation Fund        Bond Index             500 Index
5/05                10,000               10,000               10,000
7/05                10,168                9,963               10,387
7/06                10,419               10,108               10,945
7/07                11,253               10,672               12,710
7/08                10,844               11,329               11,300
7/09                10,244               12,217                9,046
7/10                11,362               13,306               10,298

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


22     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/12/05)*                               2.18%                2.18%
5 Years                                  1.69                 1.69
1 Year                                  11.89                11.89
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         8.01%               8.01%
--------------------------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

              Pioneer Ibbotson      Barclays Capital
                Conservative           Aggregate          Standard & Poor's
               Allocation Fund        Bond Index             500 Index
5/05               5,000,000            5,000,000            5,000,000
7/05               5,094,059            4,981,499            5,19,3293
7/06               5,268,849            5,054,204            5,472,488
7/07               5,738,328            5,336,140            6,354,929
7/08               5,541,848            5,664,329            5,650,115
7/09               4,950,847            6,108,716            4,522,973
7/10               5,539,507            6,652,993            5,149,147

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     23

Portfolio Summary | 7/31/10
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                    60%
Fixed Income                              40%

Short Term Bonds                          17.00%
------------------------------------------------
Large Cap Growth                          15.50
------------------------------------------------
Large Cap Value                           15.50
------------------------------------------------
International Equities                    12.00
------------------------------------------------
Domestic Corporate Bonds                   9.00
------------------------------------------------
High-Yield Corporate Bonds                 8.00
------------------------------------------------
Mid/Small Cap Growth                       6.00
------------------------------------------------
Cash & Cash Equivalent                     6.00
------------------------------------------------
Mid/Small Cap Value                        6.00
------------------------------------------------
Real Estate Investment Trust (REIT)        3.00
------------------------------------------------
Emerging Markets                           2.00
------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

---------------------------------------------------------------------------------------------
U.S. Stocks                                        International Stocks
---------------------------------------------------------------------------------------------
Pioneer Fund                               8.33%   Pioneer International Value Fund     7.16%
---------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Fund            4.37    Pioneer Global Equity Fund           6.68
---------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                  4.14    Pioneer Emerging Markets Fund        3.98
---------------------------------------------------------------------------------------------
Pioneer Research Fund                      4.10    Bonds
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                 4.02    Pioneer Bond Fund                   17.20%
---------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund            3.69    Pioneer Short Term Income Fund      14.24
---------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund             3.63    Pioneer Global High Yield Fund       5.16
---------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund          3.25    Pioneer Strategic Income Fund        2.07
---------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund            3.10    Pioneer High Yield Fund              1.10
---------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund         2.05
---------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                 1.04
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund    0.66
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund    0.02
---------------------------------------------------------------------------------------------
Pioneer Independence Fund                  0.01
---------------------------------------------------------------------------------------------
Pioneer Value Fund                         0.00
---------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


24     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 3.92%               2.89%
5 Years                                  1.92                0.72
1 Year                                  13.26                6.70
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.58%               1.56%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Ibbotson     Barclays Capital
                   Moderate            Aggregate         Standard & Poor's
               Allocation Fund         Bond Index           500 Index
8/04                 9,425               10,000               10,000
7/05                10,570               10,283               11,359
7/06                11,097               10,433               11,970
7/07                12,493               11,015               13,900
7/08                11,560               11,692               12,358
7/09                10,266               12,610                9,893
7/10                11,627               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     25

Performance Update | 7/31/10                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 2.55%               2.55%
5 Years                                  1.09                1.09
1 Year                                  12.39                8.39
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.45%               2.34%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Ibbotson     Barclays Capital
                   Moderate            Aggregate         Standard & Poor's
               Allocation Fund         Bond Index           500 Index
8/04                10,000               10,000               10,000
7/05                10,978               10,283               11,359
7/06                11,417               10,433               11,970
7/07                12,753               11,015               13,900
7/08                11,691               11,692               12,358
7/09                10,311               12,610                9,893
7/10                11,588               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


26     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 2.48%                2.48%
5 Years                                  1.15                 1.15
1 Year                                  12.43                12.43
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.34%                2.34%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Ibbotson     Barclays Capital
                   Moderate            Aggregate         Standard & Poor's
               Allocation Fund         Bond Index           500 Index
8/04                10,000               10,000               10,000
7/05                11,122               10,283               11,359
7/06                11,573               10,433               11,970
7/07                12,941               11,015               13,900
7/08                11,882               11,692               12,358
7/09                10,474               12,610                9,893
7/10                11,776               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     27

Performance Update | 7/31/10                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)*                                4.42%                4.42%
5 Years                                  2.51                 2.51
1 Year                                  13.75                13.75
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.15%               1.15%
--------------------------------------------------------------------------------

* Inception date of Class A shares.

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

               Pioneer Ibbotson     Barclays Capital
                   Moderate            Aggregate         Standard & Poor's
               Allocation Fund         Bond Index           500 Index
8/04               5,000,000            5,000,000            5,000,000
7/05               5,606,494            5,141,454            5,679,459
7/06               5,913,111            5,216,493            5,984,789
7/07               6,680,624            5,507,482            6,949,838
7/08               6,206,468            5,846,209            6,179,044
7/09               5,580,029            6,304,865            4,946,386
7/10               6,347,323            6,866,618            5,631,178

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


28     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Portfolio Summary | 7/31/10
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                    75%
Fixed Income                              25%

Large Cap Value                           17.50%
------------------------------------------------
Large Cap Growth                          16.50
------------------------------------------------
International Equities                    16.00
------------------------------------------------
Short Term Bonds                          12.50
------------------------------------------------
Mid/Small Cap Growth                       8.50
------------------------------------------------
Mid/Small Cap Value                        8.50
------------------------------------------------
Domestic Corporate Bonds                   7.50
------------------------------------------------
High-Yield Corporate Bonds                 5.00
------------------------------------------------
Emerging Markets                           4.00
------------------------------------------------
Real Estate Investment Trust (REIT)        4.00
------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

---------------------------------------------------------------------------------------------
U.S. Stocks                                        International Stocks
---------------------------------------------------------------------------------------------
Pioneer Fund                               8.02%   Pioneer International Value Fund     8.31%
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                 6.23    Pioneer Global Equity Fund           7.94
---------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund            5.97    Pioneer Emerging Markets Fund        5.87
---------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Fund            5.54    Bonds
---------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                  4.99    Pioneer Bond Fund                   14.00%
---------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund          4.35    Pioneer Short Term Income Fund       7.05
---------------------------------------------------------------------------------------------
Pioneer Research Fund                      4.06    Pioneer Global High Yield Fund       2.87
---------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund            3.58    Pioneer Strategic Income Fund        1.81
---------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund             3.19    Pioneer High Yield Fund              0.44
---------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                 3.02
---------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund         2.01
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund    0.47
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund    0.12
---------------------------------------------------------------------------------------------
Pioneer Value Fund                         0.09
---------------------------------------------------------------------------------------------
Pioneer Independence Fund                  0.07
---------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     29

Performance Update | 7/31/10                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 3.77%                2.75%
5 Years                                  1.13                -0.06
1 Year                                  13.90                 7.27
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.76%                1.66%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Ibbotson      Barclays Capital
                   Growth               Aggregate         Standard & Poor's
               Allocation Fund         Bond Index            500 Index
8/04                 9,425               10,000               10,000
7/05                10,892               10,283               11,359
7/06                11,577               10,433               11,970
7/07                13,281               11,015               13,900
7/08                11,969               11,692               12,358
7/09                10,115               12,610                9,893
7/10                11,520               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


30     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 1.52%                1.52%
5 Years                                  0.34                 0.34
1 Year                                  13.03                 9.03
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.64%                2.44%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Ibbotson      Barclays Capital
                   Growth               Aggregate         Standard & Poor's
               Allocation Fund         Bond Index            500 Index
8/04                10,000               10,000               10,000
7/05                11,046               10,283               11,359
7/06                11,657               10,433               11,970
7/07                13,250               11,015               13,900
7/08                11,838               11,692               12,358
7/09                 9,938               12,610                9,893
7/10                11,233               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     31

Performance Update | 7/31/10                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 2.51%                2.51%
5 Years                                  0.40                 0.40
1 Year                                  13.08                13.08
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.47%                2.44%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

               Pioneer Ibbotson      Barclays Capital
                   Growth               Aggregate         Standard & Poor's
               Allocation Fund         Bond Index            500 Index
8/04                10,000               10,000               10,000
7/05                11,310               10,283               11,359
7/06                11,933               10,433               11,970
7/07                13,575               11,015               13,900
7/08                12,158               11,692               12,358
7/09                10,203               12,610                9,893
7/10                11,537               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


32     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)*                                4.54%                4.54%
5 Years                                  2.02                 2.02
1 Year                                  14.33                14.33
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.26%                1.26%
--------------------------------------------------------------------------------

* Inception date of Class A shares.

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

               Pioneer Ibbotson      Barclays Capital
                   Growth               Aggregate         Standard & Poor's
               Allocation Fund         Bond Index            500 Index
8/04               5,000,000            5,000,000            5,000,000
7/05               5,776,725            5,141,454            5,679,459
7/06               6,193,377            5,216,493            5,984,789
7/07               7,114,596            5,507,482            6,949,838
7/08               6,470,796            5,846,209            6,179,044
7/09               5,585,334            6,304,865            4,946,386
7/10               6,385,461            6,866,618            5,631,178

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     33

Portfolio Summary | 7/31/10
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                    90%
Fixed Income                              10%

International Equities                    21.00%
------------------------------------------------
Large Cap Growth                          19.00
------------------------------------------------
Large Cap Value                           19.00
------------------------------------------------
Mid/Small Cap Growth                      10.50
------------------------------------------------
Mid/Small Cap Value                       10.50
------------------------------------------------
Domestic Corporate Bonds                   7.00
------------------------------------------------
Real Estate Investment Trust (REIT)        5.00
------------------------------------------------
Emerging Markets                           5.00
------------------------------------------------
Short Term Bond                            3.00
------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)

---------------------------------------------------------------------------------------------
U.S. Stocks                                        International Stocks
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund                 8.86%   Pioneer International Value Fund    12.07%
---------------------------------------------------------------------------------------------
Pioneer Fund                               8.21    Pioneer Global Equity Fund          10.16
---------------------------------------------------------------------------------------------
Pioneer Real Estate Shares Fund            7.51    Pioneer Emerging Markets Fund        7.07
---------------------------------------------------------------------------------------------
Pioneer Growth Opportunities Fund          6.20    Bonds
---------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund            5.89    Pioneer Bond Fund                    9.77%
---------------------------------------------------------------------------------------------
Pioneer Cullen Value Fund                  5.08    Pioneer Strategic Income Fund        1.82
---------------------------------------------------------------------------------------------
Pioneer Research Fund                      4.03    Pioneer High Yield Fund              0.02
---------------------------------------------------------------------------------------------
Pioneer Disciplined Growth Fund            3.70
---------------------------------------------------------------------------------------------
Pioneer Disciplined Value Fund             3.03
---------------------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund         3.01
---------------------------------------------------------------------------------------------
Pioneer Equity Income Fund                 3.01
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Small Cap Growth Fund    0.48
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth Fund    0.04
---------------------------------------------------------------------------------------------
Pioneer Value Fund                         0.02
---------------------------------------------------------------------------------------------
Pioneer Independence Fund                  0.02
---------------------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


34     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                                             Public
                                        Net Asset            Offering
Period                                  Value (NAV)          Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 3.59%                2.56%
5 Years                                  0.31                -0.87
1 Year                                  14.16                 7.54
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.93%                1.77%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund          Bond Index            500 Index
8/04                 9,425               10,000               10,000
7/05                11,173               10,283               11,359
7/06                11,989               10,433               11,970
7/07                13,956               11,015               13,900
7/08                12,276               11,692               12,358
7/09                 9,938               12,610                9,893
7/10                11,345               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     35

Performance Update | 7/31/10                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 2.23%                2.23%
5 Years                                 -0.51                -0.51
1 Year                                  13.22                 9.22
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.81%                2.56%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund          Bond Index            500 Index
8/04                10,000               10,000               10,000
7/05                11,690               10,283               11,359
7/06                12,434               10,433               11,970
7/07                14,361               11,015               13,900
7/08                12,534               11,692               12,358
7/09                10,066               12,610                9,893
7/10                11,397               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


36     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Performance Update | 7/31/10                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)                                 2.49%                2.49%
5 Years                                 -0.46                -0.46
1 Year                                  13.25                13.25
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         2.62%                2.56%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund          Bond Index            500 Index
8/04                10,000               10,000               10,000
7/05                11,563               10,283               11,359
7/06                12,299               10,433               11,970
7/07                14,221               11,015               13,900
7/08                12,429               11,692               12,358
7/09                 9,979               12,610                9,893
7/10                11,302               13,733               11,262

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     37

Performance Update | 7/31/10                           Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2010)

--------------------------------------------------------------------------------
                                        If                   If
Period                                  Held                 Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(8/9/04)*                                3.96%                3.96%
5 Years                                  0.74                 0.74
1 Year                                  14.49                14.49
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated December 1, 2009)
--------------------------------------------------------------------------------
                                        Gross                Net
--------------------------------------------------------------------------------
                                         1.35%                1.35%
--------------------------------------------------------------------------------

* Inception date of Class A shares.

[THE FOLLOWING DATA IS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

              Pioneer Ibbotson      Barclays Capital
                 Aggressive            Aggregate         Standard & Poor's
              Allocation Fund          Bond Index            500 Index
8/04              5,000,000             5,000,000            5,000,000
7/05              5,929,998             5,141,454            5,679,459
7/06              6,379,347             5,216,493            5,984,789
7/07              7,470,251             5,507,482            6,949,838
7/08              6,661,413             5,846,209            6,179,044
7/09              5,372,710             6,304,865            4,946,386
7/10              6,151,437             6,866,618            5,631,178

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


38     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Schedule of Investments | 7/31/10
Pioneer Ibbotson Conservative Allocation Fund

------------------------------------------------------------------------------
Shares                                                             Value
------------------------------------------------------------------------------
               MUTUAL FUNDS -- 93.7%
               PIONEER FUNDS* -- 93.7%
1,401,062      Pioneer Bond Fund Class Y                           $13,240,035
   68,498      Pioneer Cullen Value Fund Class Y                     1,118,566
  121,287      Pioneer Disciplined Growth Fund Class Y               1,123,116
  201,239      Pioneer Disciplined Value Fund Class Y                1,696,443
   20,032      Pioneer Emerging Markets Fund Class Y                   572,308
   24,915      Pioneer Equity Income Fund Class Y                      561,829
   81,436      Pioneer Floating Rate Fund Class Y                      550,509
   79,835      Pioneer Fund Class Y                                  2,812,576
  108,951      Pioneer Fundamental Growth Fund Class Y               1,109,121
  243,746      Pioneer Global Equity Fund Class Y                    2,186,398
  339,199      Pioneer Global High Yield Fund Class Y                3,344,501
   23,673      Pioneer Growth Opportunities Fund Class Y               561,041
  181,010      Pioneer High Yield Fund Class Y                       1,677,960
  100,789      Pioneer International Value Fund Class Y              1,832,341
   29,092      Pioneer Mid Cap Value Fund Class Y                      560,602
       19      Pioneer Oak Ridge Large Cap Growth Fund Class Y             211
   30,661      Pioneer Real Estate Shares Class Y                      578,887
  205,318      Pioneer Research Fund Class Y                         1,683,605
   37,491      Pioneer Select Mid Cap Growth Fund Class Y              560,494
1,357,469      Pioneer Short Term Income Fund Class Y               13,181,022
  360,016      Pioneer Strategic Income Fund Class Y                 3,877,370
------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 93.7%
               (Cost $49,218,656) (a)                              $52,828,935
------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 6.3%                $ 3,553,785
------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $56,382,720
==============================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $50,203,607 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $3,933,922
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (1,308,594)
                                                                                   ----------
       Net unrealized gain                                                         $2,625,328
                                                                                   ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2010 aggregated $14,486,647 and $6,214,282, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     39

Schedule of Investments | 7/31/10
Pioneer Ibbotson Conservative Allocation Fund (continued)

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                  Level 1          Level 2       Level 3       Total
--------------------------------------------------------------------------------
 Mutual Funds     $52,828,935      $--           $--           $52,828,935
--------------------------------------------------------------------------------
 Total            $52,828,935      $--           $--           $52,828,935
================================================================================

The accompanying notes are an integral part of these financial statements.


40     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Schedule of Investments | 7/31/10
Pioneer Ibbotson Moderate Allocation Fund

-------------------------------------------------------------------------------
Shares                                                             Value
-------------------------------------------------------------------------------
               MUTUAL FUNDS -- 97.4%
               PIONEER FUNDS* -- 97.4%
3,726,495      Pioneer Bond Fund Class Y                           $ 35,215,376
  518,696      Pioneer Cullen Value Fund Class Y                      8,470,305
  684,660      Pioneer Disciplined Growth Fund Class Y                6,339,950
  882,985      Pioneer Disciplined Value Fund Class Y                 7,443,564
  285,656      Pioneer Emerging Markets Fund Class Y                  8,161,191
   94,058      Pioneer Equity Income Fund Class Y                     2,121,018
  484,004      Pioneer Fund Class Y                                  17,051,473
  742,147      Pioneer Fundamental Growth Fund Class Y                7,555,059
1,525,284      Pioneer Global Equity Fund Class Y                    13,681,793
1,070,915      Pioneer Global High Yield Fund Class Y                10,559,226
      555      Pioneer Government Income Fund Class Y                     5,644
  281,235      Pioneer Growth Opportunities Fund Class Y              6,665,262
  242,745      Pioneer High Yield Fund Class Y                        2,250,248
    1,756      Pioneer Independence Fund Class Y                         16,592
  806,750      Pioneer International Value Fund Class Y              14,666,718
  426,902      Pioneer Mid Cap Value Fund Class Y                     8,226,398
    3,017      Pioneer Oak Ridge Large Cap Growth Fund Class Y           32,614
   57,964      Pioneer Oak Ridge Small Cap Growth Fund Class Y        1,356,347
  474,312      Pioneer Real Estate Shares Class Y                     8,955,001
1,024,197      Pioneer Research Fund Class Y                          8,398,418
  280,473      Pioneer Select Mid Cap Growth Fund Class Y             4,193,067
3,003,930      Pioneer Short Term Income Fund Class Y                29,168,165
  392,761      Pioneer Strategic Income Fund Class Y                  4,230,033
      793      Pioneer Value Fund Class Y                                 8,149
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 97.4%
               (Cost $193,018,909) (a)                             $204,771,611
-------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 2.6%                $  5,541,659
-------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $210,313,270
===============================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $196,512,213 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                            $15,420,369
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (7,160,971)
                                                                                  -----------
       Net unrealized gain                                                        $ 8,259,398
                                                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2010 aggregated $19,740,164 and $41,011,462, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     41

Schedule of Investments | 7/31/10
Pioneer Ibbotson Moderate Allocation Fund (continued)

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                  Level 1           Level 2       Level 3       Total
--------------------------------------------------------------------------------
 Mutual Funds     $204,771,611      $--           $--           $204,771,611
--------------------------------------------------------------------------------
 Total            $204,771,611      $--           $--           $204,771,611
================================================================================

The accompanying notes are an integral part of these financial statements.


42     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Schedule of Investments | 7/31/10
Pioneer Ibbotson Growth Allocation Fund

-------------------------------------------------------------------------------
Shares                                                             Value
-------------------------------------------------------------------------------
               MUTUAL FUNDS -- 99.8%
               PIONEER FUNDS* -- 99.8%
3,118,860      Pioneer Bond Fund Class Y                           $ 29,473,230
  643,570      Pioneer Cullen Value Fund Class Y                     10,509,491
  814,295      Pioneer Disciplined Growth Fund Class Y                7,540,370
  797,413      Pioneer Disciplined Value Fund Class Y                 6,722,191
  432,290      Pioneer Emerging Markets Fund Class Y                 12,350,526
  282,222      Pioneer Equity Income Fund Class Y                     6,364,109
  479,171      Pioneer Fund Class Y                                  16,881,178
1,235,496      Pioneer Fundamental Growth Fund Class Y               12,577,345
1,863,611      Pioneer Global Equity Fund Class Y                    16,716,592
  613,269      Pioneer Global High Yield Fund Class Y                 6,046,832
      936      Pioneer Government Income Fund Class Y                     9,506
  386,367      Pioneer Growth Opportunities Fund Class Y              9,156,906
   99,609      Pioneer High Yield Fund Class Y                          923,372
   15,768      Pioneer Independence Fund Class Y                        149,012
  962,176      Pioneer International Value Fund Class Y              17,492,361
  680,417      Pioneer Mid Cap Value Fund Class Y                    13,111,630
   22,560      Pioneer Oak Ridge Large Cap Growth Fund Class Y          243,878
   42,461      Pioneer Oak Ridge Small Cap Growth Fund Class Y          993,599
  618,285      Pioneer Real Estate Shares Class Y                    11,673,225
1,042,056      Pioneer Research Fund Class Y                          8,544,863
  282,565      Pioneer Select Mid Cap Growth Fund Class Y             4,224,348
1,528,230      Pioneer Short Term Income Fund Class Y                14,839,110
  354,566      Pioneer Strategic Income Fund Class Y                  3,818,672
   18,927      Pioneer Value Fund Class Y                               194,574
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 99.8%
               (Cost $198,806,165) (a)                             $210,556,920
-------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.2%                $    373,299
-------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $210,930,219
===============================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $201,059,942 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $18,337,140
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (8,840,162)
                                                                                   -----------
       Net unrealized gain                                                         $ 9,496,978
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2010 aggregated $25,323,768 and $38,060,126, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     43

Schedule of Investments | 7/31/10
Pioneer Ibbotson Growth Allocation Fund (continued)

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                  Level 1           Level 2       Level 3       Total
--------------------------------------------------------------------------------
 Mutual Funds     $210,556,920      $--           $--           $210,556,920
--------------------------------------------------------------------------------
 Total            $210,556,920      $--           $--           $210,556,920
================================================================================

The accompanying notes are an integral part of these financial statements.


44     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Schedule of Investments | 7/31/10
Pioneer Ibbotson Aggressive Allocation Fund

-------------------------------------------------------------------------------
Shares                                                             Value
-------------------------------------------------------------------------------
               MUTUAL FUNDS -- 100.0%
               PIONEER FUNDS* -- 100.0%
1,289,380      Pioneer Bond Fund Class Y                           $ 12,184,636
  387,780      Pioneer Cullen Value Fund Class Y                      6,332,441
  498,662      Pioneer Disciplined Growth Fund Class Y                4,617,614
  447,545      Pioneer Disciplined Value Fund Class Y                 3,772,807
  308,732      Pioneer Emerging Markets Fund Class Y                  8,820,476
  166,297      Pioneer Equity Income Fund Class Y                     3,750,008
  290,663      Pioneer Fund Class Y                                  10,240,042
  721,900      Pioneer Fundamental Growth Fund Class Y                7,348,945
1,413,064      Pioneer Global Equity Fund Class Y                    12,675,188
  326,043      Pioneer Growth Opportunities Fund Class Y              7,727,230
    2,420      Pioneer High Yield Fund Class Y                           22,435
    2,010      Pioneer Independence Fund Class Y                         18,994
  828,348      Pioneer International Value Fund Class Y              15,059,370
  573,235      Pioneer Mid Cap Value Fund Class Y                    11,046,229
    4,947      Pioneer Oak Ridge Large Cap Growth Fund Class Y           53,482
   25,645      Pioneer Oak Ridge Small Cap Growth Fund Class Y          600,089
  495,856      Pioneer Real Estate Shares Class Y                     9,361,770
  613,486      Pioneer Research Fund Class Y                          5,030,588
  251,318      Pioneer Select Mid Cap Growth Fund Class Y             3,757,200
  211,250      Pioneer Strategic Income Fund Class Y                  2,275,164
    2,055      Pioneer Value Fund Class Y                                21,123
-------------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 100.0%
               (Cost $115,690,163) (a)                             $124,715,831
-------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 0.0%**              $     57,595
-------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                          $124,773,426
===============================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.
**    Amount rounds to less than 0.1%

(a) At July 31, 2010, the net unrealized gain on investments based on cost for federal tax purposes of $117,684,813 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $12,604,859
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (5,573,841)
                                                                                   -----------
       Net unrealized gain                                                         $ 7,031,018
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2010 aggregated $15,635,167 and $28,570,938, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     45

Schedule of Investments | 7/31/10
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                  Level 1           Level 2       Level 3       Total
--------------------------------------------------------------------------------
 Mutual Funds     $124,715,831      $--           $--           $124,715,831
--------------------------------------------------------------------------------
 Total            $124,715,831      $--           $--           $124,715,831
================================================================================

The accompanying notes are an integral part of these financial statements.


46     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Statements of Assets and Liabilities | 7/31/10

-------------------------------------------------------------------------------------------------------------------
                                                       Conservative    Moderate        Growth          Aggressive
                                                       Allocation      Allocation      Allocation      Allocation
                                                       Fund            Fund            Fund            Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated              $52,828,935     $204,771,611    $210,556,920    $124,715,831
   issuers, at value (at cost $49,218,656,
   $193,018,909, $198,806,165 and
   $115,690,163, respectively)
  Cash                                                   3,604,169        5,429,460         284,169          69,031
  Receivables for:
   Investment Funds sold                                    93,312          199,860         242,366          66,291
   Capital stock sold                                        7,619           59,183         108,536          37,179
   Dividends                                               131,332          304,321         210,132          56,453
   Due from Pioneer Investment                                  --            1,951           3,015              --
     Management, Inc.
   Other assets                                             41,039           36,799          42,120          46,532
-------------------------------------------------------------------------------------------------------------------
     Total assets                                      $56,706,406     $210,803,185    $211,447,258    $124,991,317
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Investments Funds purchased                         $    99,792     $         --    $     67,367    $        814
   Capital stock redeemed                                  115,746          260,456         194,372          46,105
  Due to affiliates                                         39,949          154,824         175,067         102,828
  Due to Pioneer Investment                                  8,927               --              --             567
   Management, Inc.
  Accrued expenses and other liabilities                    59,272           74,635          80,233          67,577
-------------------------------------------------------------------------------------------------------------------
     Total liabilities                                 $   323,686     $    489,915    $    517,039    $    217,891
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                      $57,956,668     $240,725,074    $252,491,911    $156,474,041
  Undistributed net investment income                      767,374        3,428,122       2,125,250         519,786
  Accumulated net realized loss on                      (5,951,601)     (45,592,628)    (55,437,697)    (41,246,069)
   investments
  Net unrealized gains on investments                    3,610,279       11,752,702      11,750,755       9,025,668
-------------------------------------------------------------------------------------------------------------------
     Total net assets                                  $56,382,720     $210,313,270    $210,930,219    $124,773,426
===================================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares                         $35,986,272     $125,353,718    $125,432,692    $ 85,487,885
  Net Assets of Class B shares                         $ 6,214,169     $ 33,114,666    $ 39,901,777    $ 19,256,027
  Net Assets of Class C shares                         $14,063,106     $ 43,725,056    $ 43,087,309    $ 18,161,046
  Net Assets of Class Y shares                         $   119,173     $  8,119,830    $  2,508,441    $  1,868,468
  Class A Shares outstanding                             3,530,298       12,946,142      12,839,562       8,940,214
  Class B Shares outstanding                               621,749        3,580,840       4,618,947       2,148,004
  Class C Shares outstanding                             1,411,530        4,807,329       4,651,267       1,999,465
  Class Y Shares outstanding                                12,173          828,694         249,047         193,125
  Net Asset Value -- Class A share                     $     10.19     $       9.68    $       9.77    $       9.56
  Net Asset Value -- Class B share                     $      9.99     $       9.25    $       8.64    $       8.96
  Net Asset Value -- Class C share                     $      9.96     $       9.10    $       9.26    $       9.08
  Net Asset Value -- Class Y share                     $      9.79     $       9.80    $      10.07    $       9.67
MAXIMUM OFFERING PRICE:
  Class A (100 [divided by] 94.25 x net asset value
   per share)                                          $     10.81     $      10.27    $      10.37    $      10.14
===================================================================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     47

Statements of Operations

For the Year Ended 7/31/10


-----------------------------------------------------------------------------------------------------------
                                          Conservative    Moderate           Growth             Aggressive
                                          Allocation      Allocation         Allocation         Allocation
                                          Fund            Fund               Fund               Fund
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                     $1,721,382      $ 5,116,897        $ 3,994,936        $ 1,652,669
  Interest                                     1,050            1,326                255                 93
-----------------------------------------------------------------------------------------------------------
     Total Investment Income              $1,722,432      $ 5,118,223        $ 3,995,191        $ 1,652,762
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                         $   67,181      $   273,553        $   271,358        $   166,038
  Transfer agent fees
   Class A                                    33,765          150,547            257,831            209,454
   Class B                                    12,345           82,620            137,645             76,529
   Class C                                    13,812           45,992             64,248             35,369
   Class Y                                        69              523                563                573
  Distribution fees
   Class A                                    78,347          311,372            304,800            215,501
   Class B                                    66,272          355,449            436,066            211,870
   Class C                                   136,070          419,562            408,880            184,805
  Shareholder communications expense          21,818          136,177            116,985             79,124
  Administrative reimbursements               13,872           56,630             56,145             34,364
  Custodian fees                              24,162           93,611             89,694             61,206
  Registration fees                           58,068           60,339             59,122             53,052
  Professional fees                           58,075           70,097             60,788             56,602
  Printing fees                                  535           26,128             44,803             35,593
  Fees and expenses of nonaffiliated
   trustees                                    7,797            7,895              7,723              7,787
  Insurance expense                              984            4,765              4,541              2,769
  Miscellaneous                                1,281              291                425              1,082
-----------------------------------------------------------------------------------------------------------
     Total expenses                       $  594,453      $ 2,095,551        $ 2,321,617        $ 1,431,718
     Less fees waived and expenses
       reimbursed by Pioneer
       Investment Management, Inc.           (21,280)         (13,781)           (49,204)           (50,626)
-----------------------------------------------------------------------------------------------------------
     Net expenses                         $  573,173      $ 2,081,770        $ 2,272,413        $ 1,381,092
-----------------------------------------------------------------------------------------------------------
       Net investment income              $1,149,259      $ 3,036,453        $ 1,722,778        $   271,670
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized loss on investments        $ (320,589)     $(5,275,077)       $(8,084,401)       $(4,653,983)
  Realized gain on distributions from
   investment company shares                 142,535          968,503          1,083,627            761,721
-----------------------------------------------------------------------------------------------------------
                                          $ (178,054)     $(4,306,574)       $(7,000,774)       $(3,892,262)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on
   investments                            $4,324,317      $26,406,558        $31,066,457        $19,913,617
-----------------------------------------------------------------------------------------------------------
  Net income on investments               $4,146,263      $22,099,984        $24,065,683        $16,021,356
-----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations                        $5,295,522      $25,136,437        $25,788,461        $16,293,025
===========================================================================================================

The accompanying notes are an integral part of these financial statements.


48     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Statements of Changes in Net Assets

For the Years Ended 7/31/10 and 7/31/09, respectively

----------------------------------------------------------------------------------------------------
                                              Conservative                        Moderate
                                            Allocation Fund                   Allocation Fund
                                     -----------------------------     -----------------------------
                                     Year             Year             Year             Year
                                     Ended            Ended            Ended            Ended
                                     7/31/10          7/31/09          7/31/10          7/31/09
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                $  1,149,259     $  1,561,507     $  3,036,453     $  5,669,905
Net realized loss on investments         (178,054)      (5,356,078)      (4,306,574)     (38,925,493)
Change in net unrealized gain on
  investments                           4,324,317        1,726,015       26,406,558        1,016,697
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations                      $  5,295,522     $ (2,068,556)    $ 25,136,437     $(32,238,891)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.32, $0.31, $0.27
     and $0.13, respectively)        $   (944,806)    $   (747,663)    $ (3,481,963)    $ (1,669,230)
   Class B ($0.24, $0.23, $0.20
     and $0.03, respectively)            (172,245)        (149,975)        (795,035)        (121,524)
   Class C ($0.25, $0.23, $0.22
     and $0.06, respectively)            (349,906)        (248,688)      (1,011,391)        (247,061)
   Class Y ($0.29, $0.11, $0.31
     and $0.18, respectively)              (3,800)            (100)        (265,608)        (201,422)
Net realized gains on investments
   Class A ($0.00, $0.22, $0.00
     and $0.61, respectively)                  --         (526,812)              --       (7,648,955)
   Class B ($0.00, $0.22, $0.00
     and $0.61, respectively)                  --         (140,521)              --       (2,605,257)
   Class C ($0.00, $0.22, $0.00
     and $0.61, respectively)                  --         (234,925)              --       (2,544,858)
   Class Y ($0.00, $0.22, $0.00
     and $0.61, respectively)                  --             (207)              --         (668,871)
----------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                   $ (1,470,757)    $ (2,048,891)    $ (5,553,997)    $(15,707,178)
----------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares    $ 22,805,067     $ 19,287,993     $ 45,255,420     $ 41,171,734
Reinvestment of distributions           1,331,192        1,826,482        5,047,603       14,349,529
Cost of shares repurchased            (14,720,155)     (18,148,958)     (61,082,551)     (67,083,006)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from fund
     share transactions              $  9,416,104     $  2,965,517     $(10,779,528)    $(11,561,743)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                          $ 13,240,869     $ (1,151,930)    $  8,802,912     $(59,507,812)
NET ASSETS:
Beginning of year                      43,141,851       44,293,781      201,510,358      261,018,170
----------------------------------------------------------------------------------------------------
End of year                          $ 56,382,720     $ 43,141,851     $210,313,270     $201,510,358
----------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of year                $    767,374     $  1,022,298     $  3,428,122     $  5,553,462
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     49

--------------------------------------------------------------------------------------------------
                                                                                Aggressive
                                         Growth Allocation Fund              Allocation Fund
                                     ----------------------------     -----------------------------
                                     Year            Year             Year            Year
                                     Ended           Ended            Ended           Ended
                                     7/31/10         7/31/09          7/31/10         7/31/09
--------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                $  1,722,778    $  3,493,456     $    271,670    $    920,901
Net realized loss on investments       (7,000,774)    (46,809,905)      (3,892,262)    (35,797,056)
Change in net unrealized gain on
  investments                          31,066,457       1,721,765       19,913,617       3,145,730
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from
     operations                      $ 25,788,461    $(41,594,684)    $ 16,293,025    $(31,730,425)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.18, $0.04, $0.09
     and $0.00, respectively)        $ (2,276,887)   $   (517,538)    $   (799,436)   $         --
   Class B ($0.12, $0.00, $0.02
     and $0.00, respectively)            (626,895)             --          (46,119)             --
   Class C ($0.12, $0.00, $0.03
     and $0.00, respectively)            (548,334)             --          (52,825)             --
   Class Y ($0.22, $0.10, $0.12
     and $0.00, respectively)             (49,812)        (12,756)         (22,968)             --
Net realized gains on investments
   Class A ($0.00,$0.77, $0.00
     and $0.95, respectively)                  --      (9,042,100)              --      (8,008,516)
   Class B ($0.00, $0.77, $0.00
     and $0.95, respectively)                  --      (4,285,462)              --      (2,418,500)
   Class C ($0.00, $0.77, $0.00
     and $0.95, respectively)                  --      (3,080,395)              --      (1,816,045)
   Class Y ($0.00, $0.77, $0.00
     and $0.95, respectively)                  --        (100,341)              --        (216,797)
--------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                   $ (3,501,928)   $(17,038,592)    $   (921,348)   $(12,459,858)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares    $ 40,428,087    $ 38,806,649     $ 22,571,282    $ 24,408,932
Reinvestment of distributions           3,299,908      15,852,835          884,792      11,779,918
Cost of shares repurchased            (48,137,922)    (54,927,329)     (33,215,867)    (32,217,796)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from fund
     share transactions              $ (4,409,927)   $   (267,845)    $ (9,759,793)   $  3,971,054
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                          $ 17,876,606    $(58,901,121)    $  5,611,884    $(40,219,229)
NET ASSETS:
Beginning of year                     193,053,613     251,954,734      119,161,542     159,380,771
--------------------------------------------------------------------------------------------------
End of year                          $210,930,219    $193,053,613     $124,773,426    $119,161,542
--------------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of year                $  2,125,250    $  3,503,204     $    519,785    $    920,231
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


50     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

For the Years Ended 7/31/10 and 7/31/09, respectively

----------------------------------------------------------------------------------------------------
                                                      Conservative Allocation Fund
                                    ----------------------------------------------------------------
                                    '10 Shares      '10 Amount            '09 Shares      '09 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                         1,393,061       $13,906,520           1,046,972       $9,181,773
Reinvestment of distributions          92,742          916,289              150,728        1,217,886
Less shares repurchased              (719,307)      (7,165,148)            (988,287)      (8,821,594)
----------------------------------------------------------------------------------------------------
   Net increase                       766,496       $7,657,661              209,413       $1,578,065
====================================================================================================
Class B
Shares sold                           209,249       $2,030,202              313,527       $2,691,195
Reinvestment of distributions          15,545          151,410               30,564          243,897
Less shares repurchased              (247,840)      (2,431,858)            (317,104)      (2,734,913)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)            (23,046)      $ (250,246)              26,987       $  200,179
====================================================================================================
Class C
Shares sold                           687,384       $6,724,201              854,431       $7,415,025
Reinvestment of distributions          27,164          263,493               45,816          364,699
Less shares repurchased              (517,664)      (5,083,087)            (766,827)      (6,592,451)
----------------------------------------------------------------------------------------------------
   Net increase                       196,884       $1,904,607              133,420       $1,187,273
====================================================================================================
Class Y
Shares sold                            15,413       $  144,144                   --       $       --
Reinvestment of distributions              --               --                   --               --
Less shares repurchased                (4,185)         (40,062)                  --               --
----------------------------------------------------------------------------------------------------
   Net increase                        11,228       $  104,082                   --       $       --
====================================================================================================

----------------------------------------------------------------------------------------------------
                                                         Moderate Allocation Fund
                                    ----------------------------------------------------------------
                                     '10 Shares     '10 Amount            '09 Shares     '09 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,887,199     $27,533,502            2,821,624     $23,293,246
Reinvestment of distributions           356,824       3,400,536            1,232,334       9,094,621
Less shares repurchased              (4,036,462)    (38,109,320)          (3,817,424)    (31,882,235)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)             (792,439)    $(7,175,282)             236,534     $   505,632
====================================================================================================
Class B
Shares sold                             385,358     $ 3,514,985              563,328     $ 4,411,845
Reinvestment of distributions            81,756         748,070              357,156       2,532,237
Less shares repurchased              (1,072,515)     (9,775,212)          (1,594,459)    (12,499,463)
----------------------------------------------------------------------------------------------------
   Net decrease                        (605,401)    $(5,512,157)            (673,975)    $(5,555,381)
====================================================================================================
Class C
Shares sold                           1,424,845     $12,824,037            1,569,203     $12,180,557
Reinvestment of distributions            84,694         761,402              300,085       2,097,597
Less shares repurchased              (1,229,570)    (10,966,343)          (1,767,600)    (13,677,523)
----------------------------------------------------------------------------------------------------
   Net increase                         279,969     $ 2,619,096              101,688     $   600,631
====================================================================================================
Class Y
Shares sold                             146,088     $ 1,382,896              149,844     $ 1,286,086
Reinvestment of distributions            14,303         137,595               84,242         625,074
Less shares repurchased                (233,453)     (2,231,676)            (968,281)     (9,023,785)
----------------------------------------------------------------------------------------------------
   Net decrease                         (73,062)    $  (711,185)            (734,195)    $(7,112,625)
====================================================================================================

The accompanying notes are an integral part of these financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     51

For the Years Ended 7/31/10 and 7/31/09, respectively

----------------------------------------------------------------------------------------------------
                                                          Growth Allocation Fund
                                     ---------------------------------------------------------------
                                     '10 Shares     '10 Amount            '09 Shares     '09 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,547,743     $24,482,326            2,589,869     $21,222,690
Reinvestment of distributions           229,511       2,221,670            1,269,968       9,232,669
Less shares repurchased              (2,682,381)    (25,750,499)          (3,263,979)    (26,769,055)
----------------------------------------------------------------------------------------------------
   Net increase                          94,873     $   953,497              595,858     $ 3,686,304
====================================================================================================
Class B
Shares sold                             272,654     $ 2,286,636              723,670     $ 5,311,140
Reinvestment of distributions            70,491         606,220              634,620       4,105,994
Less shares repurchased              (1,322,892)    (11,197,637)          (1,730,142)    (12,362,572)
----------------------------------------------------------------------------------------------------
   Net decrease                        (979,747)    $(8,304,781)            (371,852)    $(2,945,438)
====================================================================================================
Class C
Shares sold                           1,389,233     $12,715,246            1,416,333     $10,929,968
Reinvestment of distributions            48,570         447,815              355,761       2,465,427
Less shares repurchased              (1,194,324)    (10,882,905)          (1,724,566)    (13,850,941)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)              243,479     $ 2,280,156               47,528     $  (455,546)
====================================================================================================
Class Y
Shares sold                              97,950     $   943,879              158,272     $ 1,342,851
Reinvestment of distributions             2,430          24,203                6,534          48,745
Less shares repurchased                 (30,610)       (306,881)            (215,970)     (1,944,761)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)               69,770     $   661,201              (51,164)    $  (553,165)
====================================================================================================

----------------------------------------------------------------------------------------------------
                                                        Aggressive Allocation Fund
                                     ---------------------------------------------------------------
                                     '10 Shares     '10 Amount            '09 Shares     '09 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,760,958     $16,475,367            2,135,342     $16,907,966
Reinvestment of distributions            82,301         785,915            1,119,839       7,838,875
Less shares repurchased              (2,306,323)    (21,546,569)          (2,536,617)    (20,125,237)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)             (463,064)    $(4,285,287)             718,564     $ 4,621,604
====================================================================================================
Class B
Shares sold                             141,897     $ 1,235,373              321,078     $ 2,411,590
Reinvestment of distributions             4,939          44,456              347,880       2,296,007
Less shares repurchased                (630,933)     (5,573,218)            (729,085)     (5,288,157)
----------------------------------------------------------------------------------------------------
   Net decrease                        (484,097)    $(4,293,389)             (60,127)    $  (580,560)
====================================================================================================
Class C
Shares sold                             497,963     $ 4,487,299              587,589     $ 4,479,431
Reinvestment of distributions             4,889          44,533              228,896       1,531,312
Less shares repurchased                (639,004)     (5,735,279)            (686,801)     (5,383,113)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)             (136,152)    $(1,203,447)             129,684     $   627,630
====================================================================================================
Class Y
Shares sold                              39,832     $   373,243               72,124     $   609,945
Reinvestment of distributions             1,024           9,888               16,085         113,724
Less shares repurchased                 (37,956)       (360,801)            (156,302)     (1,421,289)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)                2,900     $    22,330              (68,093)    $  (697,620)
====================================================================================================

The accompanying notes are an integral part of these financial statements.


52     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Financial Highlights

------------------------------------------------------------------------------------------------------------
                                                                                        Conservative
                                                                                       Allocation Fund
                                                                                   -------------------------
                                                                                   Year Ended     Year Ended
                                                                                   7/31/10        7/31/09
------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                                 $  9.40        $ 10.48
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.25        $  0.39
 Net realized and unrealized gain (loss) on investments                               0.86          (0.94)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.11        $ (0.55)
------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.32)       $ (0.31)
 Net realized gain                                                                      --          (0.22)
------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.32)       $ (0.53)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  0.79        $ (1.08)
------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $ 10.19        $  9.40
============================================================================================================
Total return*                                                                        11.88%         (4.44)%
Ratio of net expenses to average net assets+++                                        0.78%          0.78%
Ratio of net investment income to average net assets+++                               2.55%          4.43%
Portfolio turnover rate                                                                 13%            53%
Net assets, end of year (in thousands)                                             $35,986        $25,992
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         0.84%          1.09%
 Net investment income                                                                2.49%          4.12%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         0.78%          0.78%
 Net investment income                                                                2.55%          4.43%
============================================================================================================


---------------------------------------------------------------------------------------------------------------------------
                                                                                        Conservative Allocation Fund
                                                                                   ----------------------------------------
                                                                                   Year Ended     Year Ended     Year Ended
                                                                                   7/31/08        7/31/07        7/31/06
---------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                                 $ 11.28        $ 10.56        $10.29
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.33        $  0.32        $ 0.25
 Net realized and unrealized gain (loss) on investments                              (0.63)          0.61          0.09
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $ (0.30)       $  0.93        $ 0.34
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.35)       $ (0.19)       $(0.06)
 Net realized gain                                                                   (0.15)         (0.02)        (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.50)       $ (0.21)       $(0.07)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ (0.80)       $  0.72        $ 0.27
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $ 10.48        $ 11.28        $10.56
===========================================================================================================================
Total return*                                                                        (2.88)%         8.89%         3.33%
Ratio of net expenses to average net assets+++                                        0.78%          0.78%         0.78%
Ratio of net investment income to average net assets+++                               2.96%          2.90%         2.38%
Portfolio turnover rate                                                                 29%            15%           15%
Net assets, end of year (in thousands)                                             $26,782        $23,324        $8,837
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         0.89%          0.98%         2.12%
 Net investment income                                                                2.86%          2.70%         1.04%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         0.78%          0.78%         0.78%
 Net investment income                                                                2.97%          2.90%         2.38%
===========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    53

-----------------------------------------------------------------------------------------------------------
                                                                                        Conservative
                                                                                       Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                 $ 9.24        $10.31
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $ 0.16        $ 0.31
 Net realized and unrealized gain (loss) on investments                              0.83         (0.93)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $ 0.99        $(0.62)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $(0.24)       $(0.23)
 Net realized gain                                                                     --         (0.22)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $(0.24)       $(0.45)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ 0.75        $(1.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $ 9.99        $ 9.24
===========================================================================================================
Total return*                                                                       10.80%        (5.31)%
Ratio of net expenses to average net assets+++                                       1.68%         1.68%
Ratio of net investment income to average net assets+++                              1.67%         3.58%
Portfolio turnover rate                                                                13%           53%
Net assets, end of year (in thousands)                                             $6,214        $5,957
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.70%         1.90%
 Net investment income                                                               1.64%         3.36%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.68%         1.68%
 Net investment income                                                               1.67%         3.58%
===========================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                        Conservative Allocation Fund
                                                                                   --------------------------------------
                                                                                   Year Ended    Year Ended    Year Ended
                                                                                   7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                 $11.10        $10.44        $10.28
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $ 0.22        $ 0.21        $ 0.15
 Net realized and unrealized gain (loss) on investments                             (0.61)         0.63          0.08
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $(0.39)       $ 0.84        $ 0.23
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $(0.25)       $(0.16)       $(0.06)
 Net realized gain                                                                  (0.15)        (0.02)        (0.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $(0.40)       $(0.18)       $(0.07)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $(0.79)       $ 0.66        $ 0.16
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $10.31        $11.10        $10.44
=========================================================================================================================
Total return*                                                                       (3.72)%        8.09%         2.26%
Ratio of net expenses to average net assets+++                                       1.69%         1.69%         1.68%
Ratio of net investment income to average net assets+++                              2.05%         1.91%         1.49%
Portfolio turnover rate                                                                29%           15%           15%
Net assets, end of year (in thousands)                                             $6,370        $4,729        $2,830
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.73%         1.91%         3.08%
 Net investment income                                                               2.01%         1.69%         0.09%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.68%         1.68%         1.68%
 Net investment income                                                               2.05%         1.92%         1.49%
=========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


54    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

-----------------------------------------------------------------------------------------------------------
                                                                                        Conservative
                                                                                       Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                                 $  9.21        $ 10.30
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.17        $  0.31
 Net realized and unrealized gain (loss) on investments                               0.83          (0.95)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.00        $ (0.64)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.25)       $ (0.23)
 Net realized gain                                                                      --          (0.22)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.25)       $ (0.45)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  0.75        $ (1.09)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  9.96        $  9.21
===========================================================================================================
Total return*                                                                        10.91%         (5.53)%
Ratio of net expenses to average net assets+++                                        1.59%          1.68%
Ratio of net investment income to average net assets+++                               1.73%          3.54%
Portfolio turnover rate                                                                 13%            53%
Net assets, end of year (in thousands)                                             $14,063        $11,184
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.59%          1.80%
 Net investment income                                                                1.73%          3.43%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.59%          1.68%
 Net investment income                                                                1.73%          3.54%
===========================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                        Conservative Allocation Fund
                                                                                   --------------------------------------
                                                                                   Year Ended    Year Ended    Year Ended
                                                                                   7/31/08       7/31/07       7/31/06
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                                 $ 11.09        $10.44        $10.26
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.23        $ 0.21        $ 0.15
 Net realized and unrealized gain (loss) on investments                              (0.61)         0.62          0.10
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $ (0.38)       $ 0.83        $ 0.25
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.26)       $(0.16)       $(0.06)
 Net realized gain                                                                   (0.15)        (0.02)        (0.01)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.41)       $(0.18)       $(0.07)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ (0.79)       $ 0.65        $ 0.18
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $ 10.30        $11.09        $10.44
=========================================================================================================================
Total return*                                                                        (3.63)%        8.00%         2.46%
Ratio of net expenses to average net assets+++                                        1.63%         1.68%         1.68%
Ratio of net investment income to average net assets+++                               2.10%         1.92%         1.48%
Portfolio turnover rate                                                                 29%           15%           15%
Net assets, end of year (in thousands)                                             $11,132        $9,814        $5,201
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.63%         1.76%         2.80%
 Net investment income                                                                2.10%         1.84%         0.36%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.63%         1.68%         1.68%
 Net investment income                                                                2.11%         1.92%         1.48%
=========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    55

-----------------------------------------------------------------------------------------------------------
                                                                                        Conservative
                                                                                       Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                               $ 9.02        $ 10.50
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)(b)                                                   $ 0.28        $ (0.18)
 Net realized and unrealized gain (loss) on investments                              0.78          (0.97)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $ 1.06        $ (1.15)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $(0.29)       $ (0.11)
 Net realized gain                                                                     --          (0.22)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $(0.29)       $ (0.33)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ 0.77        $ (1.48)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 9.79        $  9.02
===========================================================================================================
Total return*                                                                       11.89%        (10.66)%
Ratio of net expenses to average net assets+++                                       0.63%          7.26%
Ratio of net investment income to average net assets+++                              2.94%         (2.03)%
Portfolio turnover rate                                                                13%            53%
Net assets, end of period (in thousands)                                           $  119        $     9
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        0.63%          7.26%
 Net investment income (loss)                                                        2.94%         (2.03)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        0.63%          7.26%
 Net investment income (loss)                                                        2.94%         (2.03)%
===========================================================================================================


--------------------------------------------------------------------------------------------------------------------------
                                                                                        Conservative Allocation Fund
                                                                                   ---------------------------------------
                                                                                   Year Ended    Year Ended    10/5/05 (a)
                                                                                   7/31/08       7/31/07       to 7/31/06
--------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                               $11.30        $10.57        $10.32
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)(b)                                                   $ 0.28        $ 0.29        $ 0.16
 Net realized and unrealized gain (loss) on investments                             (0.65)         0.65          0.16
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $(0.37)       $ 0.94        $ 0.32
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $(0.28)       $(0.19)       $(0.06)
 Net realized gain                                                                  (0.15)        (0.02)        (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $(0.43)       $(0.21)       $(0.07)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $(0.80)       $ 0.73        $ 0.25
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $10.50        $11.30        $10.57
==========================================================================================================================
Total return*                                                                       (3.42)%        8.91%         3.13%**
Ratio of net expenses to average net assets+++                                       1.25%         0.90%         1.23%***
Ratio of net investment income to average net assets+++                              2.50%         2.64%         1.96%***
Portfolio turnover rate                                                                29%           15%           15%**
Net assets, end of period (in thousands)                                           $   10        $   11        $   10
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.25%         0.90%         2.19%***
 Net investment income (loss)                                                        2.50%         2.64%         0.98%***
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.23%         0.88%         1.23%***
 Net investment income (loss)                                                        2.52%         2.66%         1.96%***
==========================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized

The accompanying notes are an integral part of these financial statements.


56    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

-------------------------------------------------------------------------------------------------------------
                                                                                   Moderate Allocation Fund
                                                                                 ----------------------------
                                                                                   Year Ended      Year Ended
                                                                                   7/31/10         7/31/09
-------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                                 $   8.79        $  10.89
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $   0.16        $   0.27
 Net realized and unrealized gain (loss) on investments                                1.00           (1.63)
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $   1.16        $  (1.36)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $  (0.27)       $  (0.13)
 Net realized gain                                                                       --           (0.61)
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $  (0.27)       $  (0.74)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $   0.89        $  (2.10)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $   9.68        $   8.79
=============================================================================================================
Total return*                                                                         13.26%         (11.20)%
Ratio of net expenses to average net assets+++                                         0.73%           0.74%
Ratio of net investment income to average net assets+++                                1.70%           3.20%
Portfolio turnover rate                                                                  10%             44%
Net assets, end of year (in thousands)                                             $125,354        $120,786
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          0.73%           0.76%
 Net investment income                                                                 1.70%           3.18%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          0.73%           0.74%
 Net investment income                                                                 1.70%           3.20%
=============================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                                         Moderate Allocation Fund
                                                                                 --------------------------------------
                                                                                 Year Ended    Year Ended    Year Ended
                                                                                 7/31/08       7/31/07       7/31/06
-----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                               $  12.50      $  11.39      $  11.15
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                       $   0.24      $   0.21      $   0.16
 Net realized and unrealized gain (loss) on investments                             (1.10)         1.21          0.38
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                             $  (0.86)     $   1.42      $   0.54
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                           $  (0.31)     $  (0.28)     $  (0.06)
 Net realized gain                                                                  (0.44)        (0.03)        (0.24)
-----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                               $  (0.75)     $  (0.31)     $  (0.30)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                       $  (1.61)     $   1.11      $   0.24
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                     $  10.89      $  12.50      $  11.39
=======================================================================================================================
Total return*                                                                       (7.47)%       12.58%         4.98%
Ratio of net expenses to average net assets+++                                       0.65%         0.65%         0.63%
Ratio of net investment income to average net assets+++                              2.03%         1.75%         1.40%
Portfolio turnover rate                                                                21%           19%           52%
Net assets, end of year (in thousands)                                           $147,004      $165,090      $148,495
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        0.65%         0.65%         0.63%
 Net investment income                                                               2.03%         1.75%         1.40%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        0.65%         0.65%         0.63%
 Net investment income                                                               2.03%         1.75%         1.40%
=======================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    57

-----------------------------------------------------------------------------------------------------------
                                                                                   Moderate Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                 $  8.41        $10.39
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.08        $ 0.19
 Net realized and unrealized gain (loss) on investments                               0.96         (1.53)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.04        $(1.34)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.20)       $(0.03)
 Net realized gain                                                                      --         (0.61)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.20)       $(0.64)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  0.84        $(1.98)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  9.25        $ 8.41
===========================================================================================================
Total return*                                                                        12.39%       (11.81)%
Ratio of net expenses to average net assets+++                                        1.52%         1.52%
Ratio of net investment income to average net assets+++                               0.92%         2.44%
Portfolio turnover rate                                                                 10%           44%
Net assets, end of year (in thousands)                                             $33,115        $35,197
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.56%         1.63%
 Net investment income                                                                0.88%         2.33%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.52%         1.52%
 Net investment income                                                                0.92%         2.44%
===========================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                                         Moderate Allocation Fund
                                                                                  --------------------------------------
                                                                                  Year Ended    Year Ended    Year Ended
                                                                                  7/31/08       7/31/07       7/31/06
------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                $ 11.97       $ 10.92       $ 10.77
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                        $  0.13       $  0.11       $  0.06
 Net realized and unrealized gain (loss) on investments                             (1.06)         1.16          0.36
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $ (0.93)      $  1.27       $  0.42
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $ (0.21)      $ (0.19)      $ (0.03)
 Net realized gain                                                                  (0.44)        (0.03)        (0.24)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $ (0.65)      $ (0.22)      $ (0.27)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $ (1.58)      $  1.05       $  0.15
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $ 10.39       $ 11.97       $ 10.92
========================================================================================================================
Total return*                                                                       (8.32)%       11.70%         4.00%
Ratio of net expenses to average net assets+++                                       1.52%         1.50%         1.51%
Ratio of net investment income to average net assets+++                              1.16%         0.91%         0.51%
Portfolio turnover rate                                                                21%           19%           52%
Net assets, end of year (in thousands)                                            $50,515       $60,796       $55,053
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.52%         1.50%         1.51%
 Net investment income                                                               1.16%         0.91%         0.51%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.51%         1.49%         1.51%
 Net investment income                                                               1.17%         0.92%         0.51%
========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


58    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

-----------------------------------------------------------------------------------------------------------
                                                                                   Moderate Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                                 $  8.29        $ 10.30
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.09        $  0.19
 Net realized and unrealized gain (loss) on investments                               0.94          (1.53)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.03        $ (1.34)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.22)       $ (0.06)
 Net realized gain                                                                      --          (0.61)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.22)       $ (0.67)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  0.81        $ (2.01)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  9.10        $  8.29
===========================================================================================================
Total return*                                                                        12.43%        (11.85)%
Ratio of net expenses to average net assets+++                                        1.44%          1.52%
Ratio of net investment income to average net assets+++                               0.98%          2.44%
Portfolio turnover rate                                                                 10%            44%
Net assets, end of year (in thousands)                                             $43,725        $37,513
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.44%          1.52%
 Net investment income                                                                0.98%          2.44%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.44%          1.52%
 Net investment income                                                                0.98%          2.44%
===========================================================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                         Moderate Allocation Fund
                                                                                  --------------------------------------
                                                                                  Year Ended    Year Ended    Year Ended
                                                                                  7/31/08       7/31/07       7/31/06
------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                                $ 11.88       $ 10.85       $ 10.68
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                        $  0.14       $  0.12       $  0.07
 Net realized and unrealized gain (loss) on investments                             (1.05)         1.15          0.35
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $ (0.91)      $  1.27       $  0.42
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $ (0.23)      $ (0.21)      $ (0.01)
 Net realized gain                                                                  (0.44)        (0.03)        (0.24)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $ (0.67)      $ (0.24)      $ (0.25)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $ (1.58)      $  1.03       $  0.17
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $ 10.30       $ 11.88       $ 10.85
========================================================================================================================
Total return*                                                                       (8.19)%       11.83%         4.06%
Ratio of net expenses to average net assets+++                                       1.39%         1.39%         1.42%
Ratio of net investment income to average net assets+++                              1.28%         1.03%         0.60%
Portfolio turnover rate                                                                21%           19%           52%
Net assets, end of year (in thousands)                                            $45,594       $47,405       $32,416
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.39%         1.39%         1.42%
 Net investment income                                                               1.28%         1.03%         0.60%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.39%         1.38%         1.42%
 Net investment income                                                               1.28%         1.04%         0.60%
========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    59

-----------------------------------------------------------------------------------------------------------
                                                                                   Moderate Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                               $ 8.89        $ 10.94
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                                         $ 0.20        $  0.29
 Net realized and unrealized gain (loss) on investments                              1.02          (1.55)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $ 1.22        $ (1.26)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $(0.31)       $ (0.18)
 Net realized gain                                                                     --          (0.61)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $(0.31)       $ (0.79)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ 0.91        $ (2.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 9.80        $  8.89
===========================================================================================================
Total return*                                                                       13.75%        (10.09)%
Ratio of net expenses to average net assets+++                                       0.33%          0.33%
Ratio of net investment income to average net assets+++                              2.10%          3.59%
Portfolio turnover rate                                                                10%            44%
Net assets, end of period (in thousands)                                           $8,120        $ 8,015
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        0.33%          0.33%
 Net investment income                                                               2.10%          3.59%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        0.33%          0.33%
 Net investment income                                                               2.10%          3.59%
===========================================================================================================


-------------------------------------------------------------------------------------------------------------------------
                                                                                          Moderate Allocation Fund
                                                                                  ---------------------------------------
                                                                                  Year Ended    Year Ended    9/23/05 (a)
                                                                                  7/31/08       7/31/07       to 7/31/06
-------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                              $ 12.55       $ 11.43       $ 11.18
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                                        $  0.29       $  0.26       $  0.17
 Net realized and unrealized gain (loss) on investments                             (1.11)         1.21          0.40
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $ (0.82)      $  1.47       $  0.57
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $ (0.35)      $ (0.32)      $ (0.08)
 Net realized gain                                                                  (0.44)        (0.03)        (0.24)
-------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $ (0.79)      $ (0.35)      $ (0.32)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $ (1.61)      $  1.12       $  0.25
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 10.94       $ 12.55       $ 11.43
=========================================================================================================================
Total return*                                                                       (7.10)%       12.98%         5.19%**
Ratio of net expenses to average net assets+++                                       0.27%         0.29%         0.28%***
Ratio of net investment income to average net assets+++                              2.40%         2.09%         1.79%***
Portfolio turnover rate                                                                21%           19%           52%**
Net assets, end of period (in thousands)                                          $17,905       $24,046       $27,792
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        0.27%         0.29%         0.28%***
 Net investment income                                                               2.40%         2.09%         1.79%***
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        0.27%         0.29%         0.28%***
 Net investment income                                                               2.40%         2.09%         1.79%***
=========================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

The accompanying notes are an integral part of these financial statements.


60    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

-------------------------------------------------------------------------------------------------------------
                                                                                     Growth Allocation Fund
                                                                                   --------------------------
                                                                                   Year Ended      Year Ended
                                                                                   7/31/10         7/31/09
-------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                                 $   8.74        $  11.50
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $   0.11        $   0.19
 Net realized and unrealized gain (loss) on investments                                1.10           (2.14)
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $   1.21        $  (1.95)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $  (0.18)       $  (0.04)
 Net realized gain                                                                       --           (0.77)
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $  (0.18)       $  (0.81)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $   1.03        $  (2.76)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $   9.77        $   8.74
=============================================================================================================
Total return*                                                                         13.90%         (15.49)%
Ratio of net expenses to average net assets+++                                         0.79%           0.79%
Ratio of net investment income to average net assets+++                                1.12%           2.24%
Portfolio turnover rate                                                                  11%             49%
Net assets, end of year (in thousands)                                             $125,433        $111,447
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                          0.80%           0.89%
 Net investment income                                                                 1.11%           2.14%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                          0.79%           0.79%
 Net investment income                                                                 1.12%           2.24%
=============================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                                         Growth Allocation Fund
                                                                                  --------------------------------------
                                                                                  Year Ended    Year Ended    Year Ended
                                                                                  7/31/08       7/31/07       7/31/06
------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                                $  13.47       $  12.04       $  11.50
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                        $   0.16       $   0.15       $   0.09
 Net realized and unrealized gain (loss) on investments                              (1.41)          1.61           0.63
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $  (1.25)      $   1.76       $   0.72
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $  (0.25)      $  (0.23)      $  (0.05)
 Net realized gain                                                                   (0.47)         (0.10)         (0.13)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $  (0.72)      $  (0.33)      $  (0.18)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $  (1.97)      $   1.43       $   0.54
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $  11.50       $  13.47       $  12.04
========================================================================================================================
Total return*                                                                        (9.88)%        14.73%          6.29%
Ratio of net expenses to average net assets+++                                        0.78%          0.72%          0.74%
Ratio of net investment income to average net assets+++                               1.24%          1.09%          0.74%
Portfolio turnover rate                                                                 20%            11%            27%
Net assets, end of year (in thousands)                                            $139,670       $157,453       $116,161
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         0.78%          0.72%          0.74%
 Net investment income                                                                1.24%          1.09%          0.74%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         0.77%          0.71%          0.74%
 Net investment income                                                                1.25%          1.10%          0.74%
========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    61

------------------------------------------------------------------------------------------------------------
                                                                                    Growth Allocation Fund
                                                                                   -------------------------
                                                                                   Year Ended     Year Ended
                                                                                   7/31/10        7/31/09
------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                 $  7.75        $ 10.33
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.03        $  0.11
 Net realized and unrealized gain (loss) on investments                               0.98          (1.92)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.01        $ (1.81)
------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.12)       $    --
 Net realized gain                                                                      --          (0.77)
------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.12)       $ (0.77)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  0.89        $ (2.58)
------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  8.64        $  7.75
============================================================================================================
Total return*                                                                        13.03%        (16.05)%
Ratio of net expenses to average net assets+++                                        1.57%          1.57%
Ratio of net investment income to average net assets+++                               0.36%          1.47%
Portfolio turnover rate                                                                 11%            49%
Net assets, end of year (in thousands)                                             $39,902        $43,390
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.66%          1.77%
 Net investment income (loss)                                                         0.27%          1.27%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.57%          1.57%
 Net investment income (loss)                                                         0.36%          1.47%
============================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                                          Growth Allocation Fund
                                                                                 ---------------------------------------
                                                                                  Year Ended    Year Ended    Year Ended
                                                                                  7/31/08       7/31/07       7/31/06
------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                $ 12.17       $ 10.93       $ 10.50
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                        $  0.05       $  0.03       $ (0.01)
 Net realized and unrealized gain (loss) on investments                             (1.28)         1.45          0.59
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $ (1.23)      $  1.48       $  0.58
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $ (0.14)      $ (0.14)      $ (0.02)
 Net realized gain                                                                  (0.47)        (0.10)        (0.13)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $ (0.61)      $ (0.24)      $ (0.15)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $ (1.84)      $  1.24       $  0.43
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $ 10.33       $ 12.17       $ 10.93
========================================================================================================================
Total return*                                                                      (10.66)%       13.67%         5.53%
Ratio of net expenses to average net assets+++                                       1.58%         1.58%         1.57%
Ratio of net investment income to average net assets+++                              0.44%         0.23%        (0.08)%
Portfolio turnover rate                                                                20%           11%           27%
Net assets, end of year (in thousands)                                            $61,704       $76,095       $61,373
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.64%         1.60%         1.62%
 Net investment income (loss)                                                        0.38%         0.21%        (0.13)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.57%         1.57%         1.57%
 Net investment income (loss)                                                        0.45%         0.24%        (0.08)%
========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


62    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

-----------------------------------------------------------------------------------------------------------
                                                                                    Growth Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                                 $  8.30        $ 10.99
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.04        $  0.11
 Net realized and unrealized gain (loss) on investments                               1.04          (2.03)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.08        $ (1.92)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.12)       $    --
 Net realized gain                                                                      --          (0.77)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.12)       $ (0.77)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  0.96        $ (2.69)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  9.26        $  8.30
===========================================================================================================
Total return*                                                                        13.08%        (16.08)%
Ratio of net expenses to average net assets+++                                        1.51%          1.57%
Ratio of net investment income to average net assets+++                               0.40%          1.44%
Portfolio turnover rate                                                                 11%            49%
Net assets, end of year (in thousands)                                             $43,087        $36,602
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.51%          1.60%
 Net investment income                                                                0.40%          1.40%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.51%          1.57%
 Net investment income                                                                0.40%          1.44%
===========================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                                          Growth Allocation Fund
                                                                                  --------------------------------------
                                                                                  Year Ended    Year Ended    Year Ended
                                                                                  7/31/08       7/31/07       7/31/06
------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                                $ 12.90       $ 11.58       $ 11.10
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                        $  0.07       $  0.05       $    --
 Net realized and unrealized gain (loss) on investments                             (1.34)         1.53          0.61
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $ (1.27)      $  1.58       $  0.61
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $ (0.17)      $ (0.16)      $    --
 Net realized gain                                                                  (0.47)        (0.10)        (0.13)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $ (0.64)      $ (0.26)      $ (0.13)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $ (1.91)      $  1.32       $  0.48
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $ 10.99       $ 12.90       $ 11.58
========================================================================================================================
Total return*                                                                      (10.43)%       13.75%         5.51%
Ratio of net expenses to average net assets+++                                       1.48%         1.44%         1.46%
Ratio of net investment income to average net assets+++                              0.54%         0.37%         0.02%
Portfolio turnover rate                                                                20%           11%           27%
Net assets, end of year (in thousands)                                            $47,898       $52,861       $33,315
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.48%         1.44%         1.46%
 Net investment income                                                               0.54%         0.37%         0.02%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.47%         1.43%         1.46%
 Net investment income                                                               0.54%         0.38%         0.02%
========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    63

-----------------------------------------------------------------------------------------------------------
                                                                                    Growth Allocation Fund
                                                                                   ------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
-----------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                               $ 9.00        $ 11.64
-----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                                         $ 0.15        $  0.20
 Net realized and unrealized gain (loss) on investments                              1.14          (1.97)
-----------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $ 1.29        $ (1.77)
-----------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $(0.22)       $ (0.10)
 Net realized gain                                                                     --          (0.77)
-----------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $(0.22)       $ (0.87)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ 1.07        $ (2.64)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $10.07        $  9.00
===========================================================================================================
Total return*                                                                       14.33%        (13.68)%
Ratio of net expenses to average net assets+++                                       0.39%          0.39%
Ratio of net investment income to average net assets+++                              1.54%          2.44%
Portfolio turnover rate                                                                11%            49%
Net assets, end of period (in thousands)                                           $2,508        $ 1,614
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        0.39%          0.39%
 Net investment income                                                               1.54%          2.44%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        0.39%          0.39%
 Net investment income                                                               1.54%          2.44%
===========================================================================================================


----------------------------------------------------------------------------------------------------------------------
                                                                                         Growth Allocation Fund
                                                                                  ------------------------------------
                                                                                                            9/26/05(a)
                                                                                  Year Ended   Year Ended   to
                                                                                  7/31/08      7/31/07      7/31/06
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                              $13.55       $12.13       $11.54
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                                        $ 0.22       $ 0.19       $ 0.13
 Net realized and unrealized gain (loss) on investments                            (1.36)        1.60         0.65
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $(1.14)      $ 1.79       $ 0.78
----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $(0.30)      $(0.27)      $(0.06)
 Net realized gain                                                                 (0.47)       (0.10)       (0.13)
----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $(0.77)      $(0.37)      $(0.19)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $(1.91)      $ 1.42       $ 0.59
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $11.64       $13.55       $12.13
======================================================================================================================
Total return*                                                                      (9.05)%      14.87%        6.84%**
Ratio of net expenses to average net assets+++                                      0.34%        0.36%        0.32%***
Ratio of net investment income to average net assets+++                             1.67%        1.40%        1.23%***
Portfolio turnover rate                                                               20%          11%          27%**
Net assets, end of period (in thousands)                                          $2,683       $2,956       $3,068
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       0.34%        0.36%        0.32%***
 Net investment income                                                              1.67%        1.40%        1.23%***
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       0.34%        0.36%        0.32%***
 Net investment income                                                              1.67%        1.40%        1.23%***
======================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

The accompanying notes are an integral part of these financial statements.


64    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10


-------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                   --------------------------
                                                                                   Year Ended     Year Ended
                                                                                   7/31/10        7/31/09
-------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                                 $  8.45        $ 11.85
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $  0.04        $  0.09
 Net realized and unrealized gain (loss) on investments                               1.16          (2.54)
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.20        $ (2.45)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.09)       $    --
 Net realized gain                                                                      --          (0.95)
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.09)       $ (0.95)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  1.11        $ (3.40)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  9.56        $  8.45
=============================================================================================================
Total return*                                                                        14.16%        (19.05)%
Ratio of net expenses to average net assets+++                                        0.85%          0.85%
Ratio of net investment income to average net assets+++                               0.44%          1.07%
Portfolio turnover rate                                                                 12%            55%
Net assets, end of year (in thousands)                                             $85,488        $79,480
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         0.88%          1.01%
 Net investment income                                                                0.41%          0.91%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         0.85%          0.85%
 Net investment income                                                                0.44%          1.07%
=============================================================================================================


--------------------------------------------------------------------------------------------------------------------------
                                                                                        Aggressive Allocation Fund
                                                                                  ----------------------------------------
                                                                                  Year Ended     Year Ended     Year Ended
                                                                                  7/31/08        7/31/07        7/31/06
--------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                                                $  14.20       $  12.39       $ 11.82
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                        $   0.07       $   0.06       $  0.01
 Net realized and unrealized gain (loss) on investments                              (1.69)          1.97          0.85
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $  (1.62)      $   2.03       $  0.86
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $  (0.23)      $  (0.16)      $ (0.02)
 Net realized gain                                                                   (0.50)         (0.06)        (0.27)
--------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $  (0.73)      $  (0.22)      $ (0.29)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $  (2.35)      $   1.81       $  0.57
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $  11.85       $  14.20       $ 12.39
==========================================================================================================================
Total return*                                                                       (12.03)%        16.41%         7.30%
Ratio of net expenses to average net assets+++                                        0.84%          0.82%         0.82%
Ratio of net investment income to average net assets+++                               0.54%          0.44%         0.10%
Portfolio turnover rate                                                                 13%            18%           51%
Net assets, end of year (in thousands)                                            $102,941       $114,054       $84,775
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         0.84%          0.82%         0.82%
 Net investment income                                                                0.54%          0.44%         0.10%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         0.83%          0.81%         0.82%
 Net investment income                                                                0.55%          0.45%         0.10%
==========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    65

-------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                   --------------------------
                                                                                   Year Ended     Year Ended
                                                                                   7/31/10        7/31/09
-------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                 $  7.93        $ 11.29
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                         $ (0.03)       $  0.02
 Net realized and unrealized gain (loss) on investments                               1.08          (2.43)
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.05        $ (2.41)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.02)       $    --
 Net realized gain                                                                      --          (0.95)
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.02)       $ (0.95)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  1.03        $ (3.36)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  8.96        $  7.93
=============================================================================================================
Total return*                                                                        13.22%        (19.69)%
Ratio of net expenses to average net assets+++                                        1.64%          1.64%
Ratio of net investment income to average net assets+++                              (0.33)%         0.28%
Portfolio turnover rate                                                                 12%            55%
Net assets, end of year (in thousands)                                             $19,256        $20,884
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.76%          1.89%
 Net investment income (loss)                                                        (0.45)%         0.04%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.64%          1.64%
 Net investment income (loss)                                                        (0.33)%         0.28%
=============================================================================================================


------------------------------------------------------------------------------------------------------------------------
                                                                                        Aggressive Allocation Fund
                                                                                  --------------------------------------
                                                                                  Year Ended    Year Ended    Year Ended
                                                                                  7/31/08       7/31/07       7/31/06
------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of year                                                $ 13.55      $ 11.84      $ 11.39
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (a)                                                        $ (0.03)     $ (0.05)     $ (0.08)
 Net realized and unrealized gain (loss) on investments                             (1.61)        1.88         0.80
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $ (1.64)     $  1.83      $  0.72
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $ (0.12)     $ (0.06)     $    --
 Net realized gain                                                                  (0.50)       (0.06)       (0.27)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $ (0.62)     $ (0.12)     $ (0.27)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $ (2.26)     $  1.71      $  0.45
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                      $ 11.29      $ 13.55      $ 11.84
========================================================================================================================
Total return*                                                                      (12.72)%      15.49%        6.36%
Ratio of net expenses to average net assets+++                                       1.65%        1.66%        1.64%
Ratio of net investment income to average net assets+++                             (0.28)%      (0.39)%      (0.70)%
Portfolio turnover rate                                                                13%          18%          51%
Net assets, end of year (in thousands)                                            $30,405      $37,749      $30,382
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        1.71%        1.69%        1.69%
 Net investment income (loss)                                                       (0.34)%      (0.42)%      (0.75)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        1.64%        1.64%        1.64%
 Net investment income (loss)                                                       (0.27)%      (0.38)%      (0.70)%
========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


66    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

-------------------------------------------------------------------------------------------------------------
                                                                                   Aggressive Allocation Fund
                                                                                   --------------------------
                                                                                   Year Ended     Year Ended
                                                                                   7/31/10        7/31/09
-------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                                 $  8.04        $ 11.43
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                  $ (0.03)       $  0.02
 Net realized and unrealized gain (loss) on investments                               1.10          (2.46)
-------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $  1.07        $ (2.44)
-------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $ (0.03)       $    --
 Net realized gain                                                                      --          (0.95)
-------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $ (0.03)       $ (0.95)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $  1.04        $ (3.39)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                       $  9.08        $  8.04
=============================================================================================================
Total return*                                                                        13.25%        (19.71)%
Ratio of net expenses to average net assets+++                                        1.58%          1.64%
Ratio of net investment income to average net assets+++                              (0.31)%         0.27%
Portfolio turnover rate                                                                 12%            55%
Net assets, end of year (in thousands)                                             $18,161        $17,171
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                         1.58%          1.70%
 Net investment income (loss)                                                        (0.31)%         0.21%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                         1.58%          1.64%
 Net investment income (loss)                                                        (0.31)%         0.27%
-------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                                        Aggressive Allocation Fund
                                                                                  --------------------------------------
                                                                                  Year Ended    Year Ended    Year Ended
                                                                                  7/31/08       7/31/07       7/31/06
------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                                               $ 13.73      $ 12.00      $ 11.54
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss) (a)                                                $ (0.02)     $ (0.03)     $ (0.08)
 Net realized and unrealized gain (loss) on investments                            (1.62)        1.90         0.81
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                             $ (1.64)     $  1.87      $  0.73
------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                           $ (0.16)     $ (0.08)     $    --
 Net realized gain                                                                 (0.50)       (0.06)       (0.27)
------------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                               $ (0.66)     $ (0.14)     $ (0.27)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                       $ (2.30)     $  1.73      $  0.46
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                                     $ 11.43      $ 13.73      $ 12.00
========================================================================================================================
Total return*                                                                     (12.61)%      15.63%        6.37%
Ratio of net expenses to average net assets+++                                      1.53%        1.52%        1.56%
Ratio of net investment income to average net assets+++                            (0.16)%      (0.26)%      (0.64)%
Portfolio turnover rate                                                               13%          18%          51%
Net assets, end of year (in thousands)                                           $22,930      $23,584      $15,524
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                       1.53%        1.52%        1.56%
 Net investment income (loss)                                                      (0.16)%      (0.26)%      (0.64)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                       1.52%        1.52%        1.56%
 Net investment income (loss)                                                      (0.15)%      (0.26)%      (0.64)%
========================================================================================================================

(a) Calculated using average shares outstanding for the year.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    67

------------------------------------------------------------------------------------------------------------
                                                                                  Aggressive Allocation Fund
                                                                                  --------------------------
                                                                                   Year Ended    Year Ended
                                                                                   7/31/10       7/31/09
------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                               $ 8.55        $ 12.02
------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                                         $ 0.08        $  0.13
 Net realized and unrealized gain (loss) on investments                              1.16          (2.65)
------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                               $ 1.24        $ (2.52)
------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                             $(0.12)       $    --
 Net realized gain                                                                     --          (0.95)
------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                 $(0.12)       $ (0.95)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                         $ 1.12        $ (3.47)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $ 9.67        $  8.55
============================================================================================================
Total return*                                                                       14.49%        (19.35)%
Ratio of net expenses to average net assets+++                                       0.42%          0.43%
Ratio of net investment income to average net assets+++                              0.88%          1.58%
Portfolio turnover rate                                                                12%            55%
Net assets, end of period (in thousands)                                           $1,868        $ 1,627
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        0.42%          0.43%
 Net investment income                                                               0.88%          1.58%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        0.42%          0.43%
 Net investment income                                                               0.88%          1.58%
============================================================================================================


-----------------------------------------------------------------------------------------------------------------------
                                                                                        Aggressive Allocation Fund
                                                                                 --------------------------------------
                                                                                                             9/23/05(a)
                                                                                  Year Ended    Year Ended   to
                                                                                  7/31/08       7/31/07      7/31/06
-----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                              $ 14.26       $12.41       $11.87
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (b)                                                        $  0.15       $ 0.14       $ 0.06
 Net realized and unrealized gain (loss) on investments                             (1.60)        1.97         0.78
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                              $ (1.45)      $ 2.11       $ 0.84
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                            $ (0.29)      $(0.20)      $(0.03)
 Net realized gain                                                                  (0.50)       (0.06)       (0.27)
-----------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                                                $ (0.79)      $(0.26)      $(0.30)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                        $ (2.24)      $ 1.85       $ 0.54
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 12.02       $14.26       $12.41
=======================================================================================================================
Total return*                                                                      (10.83)%      17.10%        7.13%**
Ratio of net expenses to average net assets+++                                       0.35%        0.39%        0.37%***
Ratio of net investment income to average net assets+++                              1.06%        1.01%        0.63%***
Portfolio turnover rate                                                                13%          18%          51%**
Net assets, end of period (in thousands)                                          $ 3,105       $3,171       $4,607
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                        0.35%        0.39%        0.37%***
 Net investment income                                                               1.06%        1.01%        0.63%***
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                        0.35%        0.39%        0.37%***
 Net investment income                                                               1.06%        1.01%        0.63%***
=======================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++  Ratios with no reduction for fees paid indirectly.
*** Annualized.

The accompanying notes are an integral part of these financial statements.


68    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Notes to Financial Statements | 7/31/10

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/ emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Funds' investment risks.

The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. The Conservative Fund Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Fund, Growth Fund and Aggressive Fund Class A, Class B and Class C shares were first offered for sale to the


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     69
public on August 9, 2004. Class Y shares of Moderate Fund, Growth Fund, and Aggressive Fund were first publicly offered on September 23, 2005.

Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.


The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value.


70     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.


B. Federal Income Taxes

   It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At July 31, 2010, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.


   ------------------------------------------------------------------------------
                                                  Undistributed Net   Accumulated
                                                  Investment          Realized
   Fund                       Paid in Capital     Income (Loss)       Gain (Loss)
   ------------------------------------------------------------------------------
   Conservative Fund          $--                 $ 66,574            $ (66,574)
   Moderate Fund               --                  392,204             (392,204)
   Growth Fund                 --                  401,196             (401,196)
   Aggressive Fund             --                  249,233             (249,233)

   The tax character of distributions paid during the year ended July 31, 2010 was as follows:


   ------------------------------------------------------------------------------
                              Ordinary            Long-Term
   Fund                       Income              Capital Gains       Total
   ------------------------------------------------------------------------------
   Conservative Fund          $1,470,757          $--                 $1,470,757
   Moderate Fund               5,553,997           --                  5,553,997
   Growth Fund                 3,501,928           --                  3,501,928
   Aggressive Fund               921,348           --                    921,348


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     71

   The tax character of distributions paid during the year ended July 31, 2009 was as follows:



   ------------------------------------------------------------------------------
                              Ordinary            Long-Term
   Fund                       Income              Capital Gains       Total
   ------------------------------------------------------------------------------
   Conservative Fund          $1,149,219          $   899,672         $ 2,048,891
   Moderate Fund               2,247,038           13,460,140          15,707,178
   Growth Fund                   536,834           16,501,758          17,038,592
   Aggressive Fund                   670           12,459,188          12,459,858

   The following table shows the components of distributable earnings on a Federal income tax basis at July 31, 2010:


   --------------------------------------------------------------------------------
                       Undistributed   Undistributed   Net Unrealized
                       Ordinary        Long-Term       Appreciation
   Fund                Income          Capital Gains   (Depreciation)   Total
   --------------------------------------------------------------------------------
   Conservative Fund   $  767,291      $--             $2,625,328       $ 3,392,619
   Moderate Fund        3,428,122       --              8,259,398        11,687,520
   Growth Fund          2,125,250       --              9,496,978        11,622,228
   Aggressive Fund        520,048       --              7,031,017         7,551,065

   The differences between book-basis and tax-basis unrealized appreciation are attributable to the tax deferral of losses on wash sales.


C. Fund Shares

   The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions during the year ended July 31, 2010:


   -----------------------------------------------------------------------------
   Fund                                                               Amount
   -----------------------------------------------------------------------------
   Conservative Fund                                                  $30,535
   Moderate Fund                                                      $55,797
   Growth Fund                                                        $74,874
   Aggressive Fund                                                    $50,056

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and


72     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10
   fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B and Class C shares of each fund can reflect different transfer agent and distribution expense rates.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by a Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of a Fund's custodian or a subcustodian of a Fund. The Funds' investment adviser, PIM, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:


On assets up to $2.5 billion     0.13% on investments in underlying funds managed by Pioneer (and cash); and 0.17% on other investments
On the next $1.5 billion         0.11% on investments in underlying funds managed by Pioneer (and cash); and 0.14% on other investments
On the next $1.5 billion         0.10% on investments in underlying funds managed by Pioneer (and cash); and 0.12% on other investments
On the next $1.5 billion         0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.10% on other investments
Over $7 billion                  0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.09% on other investments

Each Fund may pay management fees equal to 0.17% of average daily net assets attributable to investments in underlying funds that are not managed by Pioneer. For the year ended July 31, 2010, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     73

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts in management fees, administrative costs and certain other reimbursements payable to PIM at July 31, 2010:



--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $7,592
Moderate Fund                                                            $28,343
Growth Fund                                                              $28,292
Aggressive Fund                                                          $16,624

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2011 for Class A shares and through January 1, 2011 for Class B and Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above:


--------------------------------------------------------------------------------
Fund                           Class A              Class B              Class C
--------------------------------------------------------------------------------
Conservative Fund              0.78%                1.68%                1.68%
Moderate Fund                  0.74%                1.52%                1.52%
Growth Fund                    0.79%                1.57%                1.57%
Aggressive Fund                0.85%                1.64%                1.64%

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at July 31, 2010:


--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $7,035
Moderate Fund                                                            $33,181
Growth Fund                                                              $48,515
Aggressive Fund                                                          $36,092

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The


74     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10
fee for Class B and Class C consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts relating to distribution and service fees payable to PFD at July 31, 2010:


--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $25,322
Moderate Fund                                                            $93,300
Growth Fund                                                              $98,260
Aggressive Fund                                                          $50,112

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares.

For the period ended July 31, 2010, the following CDSCs were paid to PFD:


--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                         $9,543
Moderate Fund                                                            $64,044
Growth Fund                                                              $93,545
Aggressive Fund                                                          $49,548

5. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Ibbotson Asset Allocation Series:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund), including the schedule of investments, as of July 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010 by correspondence with the custodian and transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
September 24, 2010


76     Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Funds' Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Funds within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Funds are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 58 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10     77

Interested Trustees

--------------------------------------------------------------------------------
                             Position Held              Length of Service
Name and Age                 With the Funds             and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*     Chairman of the Board,     Trustee since 2004.
                             Trustee and President      Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*    Trustee and Executive      Trustee since 2007.
                             Vice President             Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                  Other Directorships
Name and Age                Principal Occupation(s)                                               Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a Director of Pioneer Investment           None
                            Management USA Inc. ("PIM-USA"); Chairman and a Director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a Direc-
                            tor of Pioneer Alternative Investment Management (Bermuda)
                            Limited and affiliated funds; Deputy Chairman and a Director of
                            Pioneer Global Asset Management S.p.A. ("PGAM") (until April
                            2010); Director of PIOGLOBAL Real Estate Investment Fund
                            (Russia) (until June 2006); Director of Nano-C, Inc. (since
                            2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary Counseling, Inc.; President and Director of Pioneer
                            Funds Distributor, Inc. ("PFD") (until May 2006); President of all of the Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering
                            Hale and Dorr LLP
-------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of PIM-USA (since February 2007);         None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice President of all of the Pioneer Funds (since March 2007); Director of PGAM
                            (2007 - 2010); Head of New Europe Division, PGAM (2000 - 2005);
                            Head of New Markets Division, PGAM (2005 - 2007)
-------------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Funds' investment adviser and certain of its affiliates.


78    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Independent Trustees

--------------------------------------------------------------------------------
                              Position Held             Length of Service
Name and Age                  With the Funds            and Term of Office
--------------------------------------------------------------------------------
David R. Bock (66)            Trustee                   Trustee since 2005.
                                                        Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age         Principal Occupation(s)                                               Held by this Trustee
-------------------------------------------------------------------------------------------------------------------------
David R. Bock (66)   Interim Chief Executive Officer, Oxford Analytica, Inc. (privately-   Director of Enterprise
                     held research and consulting company) (2010 - present); Managing      Community Investment, Inc.
                     Partner, Federal City Capital Advisors (corporate advisory            (privately-held affordable
                     services company) (1997 - 2004 and 2008 - present); Executive         housing finance company)
                     Vice President and Chief Financial Officer, I-trax, Inc.              (1985-present); Director of
                     (publicly traded health care services company) (2004 - 2007); and     Oxford Analytica, Inc.
                     Executive Vice President and Chief Financial Officer, Pedestal Inc.   (2008-present); Director of
                     (internet-based mortgage trading company) (2000 - 2002)               New York Mortgage Trust
                                                                                           (publicly-traded mortgage
                                                                                           REIT) (2004 - 2009)
-------------------------------------------------------------------------------------------------------------------------

             Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

--------------------------------------------------------------------------------
                              Position Held             Length of Service
Name and Age                  With the Funds            and Term of Office
--------------------------------------------------------------------------------
Mary K. Bush (62)             Trustee                   Trustee since 2004.
                                                        Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Other Directorships
 Name and Age        Principal Occupation(s)                                        Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)   President, Bush International, LLC (international financial     Director of Marriott International, Inc.
                    advisory firm) (1991 - present); Managing Director, Federal     (2008 - present); Director of Discover
                    Housing Finance Board (oversight of Federal Home Loan           Financial Services (credit card issuer
                    Bank system) (1989 - 1991); Vice President and Head of          and electronic payment services) (2007 -
                    International Finance, Federal National Mortgage Association    present); Former Director of Briggs &
                    (1988 - 1989); U.S. Alternate Executive Director,               Stratton Co. (engine manufacturer) (2004 -
                    International Monetary Fund (1984 - 1988); Executive            2009); Director of UAL Corporation
                    Assistant to Deputy Secretary of the U.S. Treasury, U.S.        (airline holding company) (2006 -
                    Treasury Department (1982 - 1984); Vice President and Team      present); Director of ManTech
                    Leader in Corporate Banking, Bankers Trust Co.                  International Corporation (national
                    (1976 - 1982)                                                   security, defense, and intelligence
                                                                                    technology firm) (2006 - present);
                                                                                    Member, Board of Governors, Investment
                                                                                    Company Institute (2007 - present);
                                                                                    Former Director of Brady Corporation
                                                                                    (2000 - 2007); Former Director of
                                                                                    Mortgage Guaranty Insurance Corporation
                                                                                    (1991 -2006); Former Director of
                                                                                    Millennium Chemicals, Inc. (commodity
                                                                                    chemicals) (2002 - 2005); Former
                                                                                    Director, R.J. Reynolds Tobacco Holdings,
                                                                                    Inc. (tobacco) (1999 - 2005); Former
                                                                                    Director of Texaco, Inc. (1997 - 2001)
------------------------------------------------------------------------------------------------------------------------------


80    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

--------------------------------------------------------------------------------
                                  Position Held         Length of Service
Name and Age                      With the Funds        and Term of Office
--------------------------------------------------------------------------------
Benjamin M. Friedman (65)         Trustee               Trustee since 2008.
                                                        Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (63)         Trustee               Trustee since 2004.
                                                        Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------
Thomas J. Perna (59)              Trustee               Trustee since 2006.
                                                        Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (62)          Trustee               Trustee since 2004.
                                                        Serves until a successor
                                                        trustee is elected or
                                                        earlier retirement or
                                                        removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation(s)                                            Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   William Joseph Maier Professor of Political Economy, Harvard       Trustee, Mellon Institutional
                            University (1972 - present)                                        Funds Investment Trust and
                                                                                               Mellon Institutional Funds
                                                                                               Master Portfolio (oversaw
                                                                                               17 portfolios in fund complex
                                                                                               (1989 - 2008)
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice-President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University (1999 - present); and Manager of Research Operations and Organizational Learning, Xerox PARC,
                            Xerox's Advance Research Center (1990 - 1994)
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (59)        Chairman and Chief Executive Officer, Quadriserv, Inc. (technol-   Director, Broadridge Financial
                            ogy products for securities lending industry) (2008 - present);    Solutions, Inc. (investor
                            Private investor (2004 - 2008); and Senior Executive Vice Presi-   communications and securities
                            dent, The Bank of New York (financial and securities services)     processing provider for
                            (1986 - 2004)                                                      financial services industry)
                                                                                               (2009 - present); Director,
                                                                                               Quadriserv, Inc.
                                                                                               (2005 - present)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm) (1981 - present)                    High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               Member, Board of Governors,
                                                                                               Investment Company Institute
                                                                                               (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    81

--------------------------------------------------------------------------------
                       Position Held    Length of Service
Name and Age           With the Funds   and Term of Office
--------------------------------------------------------------------------------
Stephen K. West (81)   Trustee          Trustee since 2004.
                                        Serves until a successor
                                        trustee is elected or
                                        earlier retirement or
                                        removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                    Other Directorships
Name and Age           Principal Occupation(s)                                      Held by this Trustee
-----------------------------------------------------------------------------------------------------------------
Stephen K. West (81)   Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -   Director, The Swiss Helvetia
                       present); Partner, Sullivan & Cromwell LLP (prior to 1998)   Fund, Inc. (closed-end
                                                                                    investment company);
                                                                                    Director, AMVESCAP, PLC
                                                                                    (investment manager)
                                                                                    (1997 - 2005)
-----------------------------------------------------------------------------------------------------------------


82    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

Fund Officers

--------------------------------------------------------------------------------
                                Position Held            Length of Service
Name and Age                    With the Funds           and Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (45)      Secretary                Since 2010. Serves at
                                                         the discretion of the
                                                         Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (49)          Assistant Secretary      Since 2010. Serves at
                                                         the discretion of the
                                                         Board.
--------------------------------------------------------------------------------
Thomas Reyes (47)               Assistant Secretary      Since 2010. Serves at
                                                         the discretion of the
                                                         Board.
--------------------------------------------------------------------------------
Mark E. Bradley (50)            Treasurer                Since 2008. Serves at
                                                         the discretion of the
                                                         Board.
--------------------------------------------------------------------------------
Luis I. Presutti (45)           Assistant Treasurer      Since 2004. Serves at
                                                         the discretion of the
                                                         Board.
--------------------------------------------------------------------------------

Fund Officers

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation(s)                                             Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; Vice President and Senior Counsel
                             of Pioneer from July 2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager - Fund Governance of Pioneer from December 2003 to
                             November 2006; Senior Paralegal of Pioneer from January 2000 to November 2003
-----------------------------------------------------------------------------------------------------------------------
Thomas Reyes (47)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
-----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)         Vice President - Fund Accounting, Administration and                None
                             Controllership Services of Pioneer; and Treasurer of all of the
                             Pioneer Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------


        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10    83

---------------------------------------------------------------------------------
                              Position Held               Length of Service
Name and Age                  With the Funds              and Term of Office
---------------------------------------------------------------------------------
Gary Sullivan (52)            Assistant Treasurer         Since 2004. Serves at
                                                          the discretion of the
                                                          Board.
---------------------------------------------------------------------------------
David F. Johnson (30)         Assistant Treasurer         Since 2009. Serves at
                                                          the discretion of the
                                                          Board.
---------------------------------------------------------------------------------
Jean M. Bradley (57)          Chief Compliance            Since 2010. Serves at
                              Officer                     the discretion of the
                                                          Board.
---------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation(s)                                             Held by this Officer
-----------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)      Fund Accounting Manager - Fund Accounting, Administration and       None
                        Controllership Services of Pioneer; and Assistant Treasurer of
                        all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------
David F. Johnson (30)   Fund Administration Manager - Fund Accounting, Administration       None
                        and Controllership Services since November 2008 and Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; Client
                        Service Manager - Institutional Investor Services at State Street
                        Bank from March 2003 to March 2007
-----------------------------------------------------------------------------------------------------------------
Jean M. Bradley (57)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; Senior Compliance Officer for
                        Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
-----------------------------------------------------------------------------------------------------------------

84    Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our website: www.pioneerinvestments.com



This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[Logo]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com

















Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2010 Pioneer Investments 19417-04-0910


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided
to the Series, including fees
associated with the filings of its
Form N-1A, totaled
approximately $149,943 in 2010
and approximately $149,943 in
2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance
services, primarily for tax
returns, totaled $33,160 in 2010
and $33,160 in 2009.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for
the Fund and affiliates, as
previously defined, totaled
approximately $33,160 in 2010
and $33,160 in 2009.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.